     As filed with the Securities and Exchange Commission on  June 25, 1999


                                            1933 Act Registration No. 333-30551
                                             1940 Act Registration No. 811-7787

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---
           Pre-Effective Amendment No.
                                       ----                                 ---

           Post-Effective Amendment No.  9                                   X
                                       ---                                  ---

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                            ---

           Amendment No. 10                                                  X
                        ---                                                 ---

                       (Check appropriate box or boxes.)

                                AIM SERIES TRUST
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX 77046
              ---------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                          ---------------

                                    Copy to:

     Lisa A. Moss, Esq.                        Arthur J. Brown, Esq.
     A I M Advisors, Inc.                      R. Darrell Mounts, Esq.
     11 Greenway Plaza, Suite 100              Kirkpatrick & Lockhart LLP
     Houston, Texas 77046                      1800 Massachusetts Avenue, N.W.
                                               2nd Floor
                                               Washington, D.C. 20036


Approximate Date of Proposed Public Offering:    As soon as practicable after
                                                 the effective date of this
                                                 Amendment

It is proposed that this filing will become effective (check appropriate box):

   ___  immediately upon filing pursuant to paragraph (b)

   ___  on [date] pursuant to paragraph (b)
   ___  60 days after filing pursuant to paragraph (a)(1)
   _X_  on August 27, 1999 pursuant to paragraph (a)(1)

   ___  75 days after filing pursuant to paragraph (a)(2)

   ___  on [date] pursuant to paragraph (a)(2)


If appropriate, check the following box:

   ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

AIM GLOBAL TRENDS FUND

-------------------------------------------------------------------------------

AIM Global Trends Fund seeks to provide long-term growth of capital.



PROSPECTUS

AUGUST    , 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



[AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
                                             --Registered Trademark--

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        2
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          3

Fee Table                                     4

Expense Example                               5

FUND MANAGEMENT                               5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   5

Advisor Compensation                          6

Portfolio Managers                            6

OTHER INFORMATION                             6
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 6

Dividends and Distributions                   7

FINANCIAL HIGHLIGHTS                          6

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a servicemark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.



  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of issuers in any or all of the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources and telecommunications and technology. The fund considers a company to be in one of these industry sectors if it (1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.



  The fund may also invest up to 35% of its assets in equity securities of issuers in other global industry sectors and in debt securities of U.S. and foreign issuers. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.


  The fund may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

  The portfolio managers invest fund assets by initially determining the industry sectors that they believe provide the most advantageous investment opportunities for meeting the fund's investment objective. The portfolio managers then analyze specific companies within those sectors for possible investment. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currency, or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the funds invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.


- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.


  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers that they are taking similar steps. Year 2000 problems may also affect issuers of securities in which the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


  Prior to August, 1999, the fund was not actively managed and invested its assets in the AIM Theme Funds based on the industry weighting of the companies comprising the Morgan Stanley Capital International ("MSCI") All Country (AC) World Index. The AIM Theme Funds invest in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, and telecommunications and technology.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares for the year ended December 31, 1998. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                       Annual
Year Ended                                             Total
December 31                                            Return
-----------                                            ------
1998 ................................................    9.37%


During the period shown in the bar chart, the highest quarterly return was 19.49% (quarter ended December 31, 1998) and the lowest quarterly return was -17.89% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                    (for the periods ending               SINCE     INCEPTION
                       December 31, 1998      1 YEAR    INCEPTION     DATE
-----------------------------------------------------------------------------
Class A                                         4.18%      1.07%    09/15/97
Class B                                         3.83       1.35     09/15/97
Class C                                           --       7.94     01/02/98
MSCI All Country                               19.69      17.16(2)  08/31/97(2)
-----------------------------------------------------------------------------


(1) The MSCI All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE



This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:



                   SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                None(1)    5.00      1.00
-------------------------------------------------------



            ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.98%     0.98%     0.98%
Distribution and/or
Service (12b-1) Fees      0.50      1.00      1.00
Other Expenses            0.80      0.83      0.83
Total Annual Fund
  Operating Expenses      2.28      2.81      2.81
Expense
  Reimbursements          0.28      0.31      0.31
Net Expenses(3)           2.00      2.50      2.50
-------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


(2) Expenses have been restated to reflect current fees.


(3) AIM has contractually agreed to limit the Fund's net expenses.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.



  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $        $         $          $
Class B
Class C
----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $        $         $          $
Class B
Class C
----------------------------------------------


                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR



A I M Advisors, Inc. (the advisor) is responsible for the day-to-day management of the fund. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including determining which issuers and securities would be represented in the fund's investment portfolio; and obtaining and evaluating economic, statistical and financial information to formulate and implement continuing programs for the purchases and sales of the securities.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over
[     ] investment portfolios, including the fund, encompassing a broad range of investment objectives.



ADVISOR COMPENSATION



Prior to August   , 1999, the advisor received no compensation for its services because the fund was not actively managed. The advisor currently receives compensation of 0.975% of the first $500 million of average daily net assets of the fund; 0.95% on the next $500 million of such assets; 0.925% on the next $500 million of such assets; and 0.90% on amounts thereafter.



PORTFOLIO MANAGERS



The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund are



- Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.



- Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.



- Michael Yellen, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.






OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Global Trends Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually.


CAPITAL GAINS DISTRIBUTIONS



The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

  During the periods shown in the financial highlights table the fund was not actively managed and invested in the six Them Funds.

                                                                    CLASS A
                                                  -------------------------------------------
                                                                            SEPTEMBER 15,
                                                                           (COMMENCEMENT OF
                                                       YEAR ENDED           OPERATIONS) TO
                                                  DECEMBER 31, 1998(A)   DECEMBER 31, 1997(A)
---------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                  $ 10.63                $ 11.43
Income from investment operations:
  Net investment income (loss)                            (0.02)                 (0.01)
  Net realized and unrealized gain (loss) on
    investments                                            1.01                  (0.31)
  Net increase (decrease) from investment
    operations                                             0.99                  (0.32)
Distribution to shareholders:
  From net investment income                              (0.02)                    --
  From net realized gain on investments                   (0.14)                    --
  In excess of net investment income                         --                  (0.48)
    Total distributions                                   (0.16)                 (0.48)
Net asset value, end of period                          $ 11.46                $ 10.63
Total investment return(b)                                 9.37%                 (2.68)%(c)
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                     $17,822                $15,145
Ratio of net investment income (loss) to average
  net assets                                              (0.21)%                (0.35)%(d)
Ratio of operating expenses to average net
  assets                                                   0.50%                  0.50%(d)
Portfolio turnover rate(e)                                   28%                     1%(d)
---------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total investment return does not include sales charges.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                                                    CLASS B
                                                  -------------------------------------------
                                                                            SEPTEMBER 15,
                                                                           (COMMENCEMENT OF
                                                       YEAR ENDED           OPERATIONS) TO
                                                  DECEMBER 31, 1998(A)   DECEMBER 31, 1997(A)
---------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                  $ 10.62                $ 11.43
Income from investment operations:
  Net investment income (loss)                            (0.07)                 (0.02)
  Net realized and unrealized gain (loss) on
    investments                                            1.00                  (0.32)
  Net increase (decrease) from investment
    operations                                             0.93                  (0.34)
Distribution to shareholders:
  From net investment income                                 --                     --
  From net realized gain on investments                   (0.14)                 (0.47)
  In excess of net investment income                         --                  (0.47)
    Total distributions                                   (0.14)                 (0.47)
Net asset value, end of period                          $ 11.41                $ 10.62
Total investment return(b)                                 8.83%                 (2.83)%(c)
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                     $25,555                $19,184
Ratio of net investment income (loss) to average
  net assets                                              (0721)%                (0.85)%(d)
Ratio of operating expenses to average net
  assets                                                   1.00%                  1.00%(d)
Portfolio turnover rate(e)                                   28%                     1%(d)
---------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total investment return does not include sales charges.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       CLASS C(A)
                                                  --------------------
                                                       YEAR ENDED
                                                  DECEMBER 31, 1998(B)
----------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                  $ 10.62
Income from investment operations:
  Net investment income (loss)                            (0.08)
  Net realized and unrealized gain (loss) on
    investments                                            1.01
  Net increase (decrease) from investment
    operations                                             0.92
Distribution to shareholders:
  From net investment income                                 --
  From net realized gain on investments                   (0.14)
  In excess of net investment income                         --
    Total distributions                                   (0.14)
Net asset value, end of period                          $ 11.40
Total investment return(c)                                 8.94%
----------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------
Net assets, end of period (in 000s)                     $   249
Ratio of net investment income (loss) to average
  net assets                                              (0.71)%
Ratio of operating expenses to average net
  assets                                                   1.00%
Portfolio turnover rate(d)                                   28%
----------------------------------------------------------------------

(a) Commencing January 1, 1998, the fund began offering Class C shares.
(b) These selected per share data were calculated based upon average shares outstanding during the period.
(c) Total investment return does not include sales charges.
(d) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             AIM GLOBAL TRENDS FUND


                                                            STATEMENT OF
                                                            ADDITIONAL
                                                            INFORMATION

                    CLASS A, CLASS B, AND CLASS C SHARES OF
                             AIM GLOBAL TRENDS FUND

                             (A SERIES PORTFOLIO OF
                               AIM SERIES TRUST)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IT SHOULD BE
                                      READ
   IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUND, A COPY OF WHICH
      MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS,INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

      STATEMENT OF ADDITIONAL INFORMATION DATED [AUGUST           ], 1999
  RELATING TO THE AIM GLOBAL TRENDS FUND PROSPECTUS DATED [AUGUST           ],
                                      1999

                             AIM GLOBAL TRENDS FUND


                               TABLE OF CONTENTS


                                                                PAGE
                                                                 NO.
                                                                ----
INTRODUCTION................................................
GENERAL INFORMATION ABOUT THE TRUST.........................
INVESTMENT STRATEGIES AND RISKS.............................
  Primary Investment Practices of the Fund..................
  Other Investment Practices of the Fund....................
OPTION, FUTURES AND CURRENCY STRATEGIES.....................
  Introduction..............................................
  Special Risks of Option, Futures and Currency
     Strategies.............................................
  Writing Call Options......................................
  Writing Put Options.......................................
  Purchasing Put Options....................................
  Purchasing Call Options...................................
  Index Options.............................................
  Interest Rate, Currency and Stock Index Futures
     Contract...............................................
  Options on Futures Contracts..............................
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................
  Forward Contracts.........................................
  Foreign Currency Strategies -- Special Considerations.....
  Cover.....................................................
ADDITIONAL RISK FACTORS.....................................
  Debt Securities...........................................
  Investing in Smaller Companies............................
  Illiquid Securities.......................................
  Foreign Securities........................................
INVESTMENT LIMITATIONS......................................
  Investment Limitations of the Fund........................
EXECUTION OF PORTFOLIO TRANSACTIONS.........................
MANAGEMENT..................................................
  Trustees and Executive Officers...........................
  Management Services Relating to the Fund..................
  Expenses of the Fund......................................
THE DISTRIBUTION PLANS......................................
  The Class A and C Plan....................................
  The Class B Plan..........................................
  Both Plans................................................
THE DISTRIBUTOR.............................................
  Sales charges and dealer concessions......................
REDUCTIONS INITIAL SALES CHARGES............................
CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS.................
HOW TO PURCHASE AND REDEEM SHARES...........................
  Backup Withholding........................................
NET ASSET VALUE DETERMINATION...............................
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................
  Reinvestment of Dividends and Distributions...............
  Tax Matters...............................................
  Taxation of the Fund......................................

                             AIM GLOBAL TRENDS FUND



                                                                PAGE
                                                                 NO.
                                                                ----
  Reinstatement Privilege...................................
  Taxation of Certain Investment Activities.................
  Taxation of the Fund's Shareholders.......................
SHAREHOLDER INFORMATION.....................................
MISCELLANEOUS INFORMATION...................................
  Charges for Certain Account Information...................
  Custodian.................................................
  Transfer Agency and Fund Accounting Services..............
  Independent Accountants...................................
  Legal Matters.............................................
  Shareholder Liability.....................................
  Control Persons and Principal Holders of Securities.......
INVESTMENT RESULTS..........................................
  Total Return Quotations...................................
  Performance Information...................................
APPENDIX A..................................................
  Description of Commercial Paper Ratings...................
  Description of Bond Ratings...............................
  Absence of Rating.........................................
FINANCIAL STATEMENTS........................................

                             AIM GLOBAL TRENDS FUND


                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Global Trends Fund, formerly known as GT Global New Dimension Fund, (the "Fund"). The Fund is a diversified series of AIM Series Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. The Fund seeks its investment objective by investing substantially all of its assets in the following global industry sectors: consumer products and services, financial services, health care infrastructure, natural resources, and telecommunications and technology. A I M Advisors, Inc. ("A I M") serves as the investment manager of and administrator for the Fund.


  The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the Fund being considered for investment. This information is included in a Prospectus (the "Prospectus"),
dated August   , 1999, which relates to the Class A, Class B and Class C shares of the Fund. Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 347-4246.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

  The Trust was previously organized as a Massachusetts business trust named "GT Global Series Trust," which was established on August 26, 1996 and which had one series named "GT Global New Dimension Fund." On May 29, 1998, the Trust was reorganized into a Delaware business trust, which was initially established on May 7, 1998. The Trust currently consists of one series, the Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Advisor Class shares. From time to time the Board of Trustees of the Trust may create new series of shares without the necessity of a vote of the shareholders of the Trust. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to the Fund is that of GT Global New Dimension Fund.

  This Statement of Additional Information relates solely to the Class A, Class B and Class C shares of the Fund.

  The term "majority of the outstanding shares" of the Trust, of the Fund or of a particular class of the Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, the Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, the Fund or such class.

  Class A, Class B, Class C and Advisor Class shares of the Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of the Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B Shares to Class A Shares, there are no conversion rights.

  If any additional series of the Trust are established, on any matter submitted to a vote of shareholders, shares of each series will be voted by its shareholders individually when the matter affects the specific interest of that series only, such as approval of its investment management arrangements. The shares of the Trust's series would be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Trust's independent accountants.


  Normally there will be no annual meeting of shareholders in any year, except as required under the Investment Company Act of 1940, as amended ("1940 Act"). Fund shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

                             AIM GLOBAL TRENDS FUND


  Pursuant to the Trust's Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other Fund shares and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Fund shares, when issued, are fully paid and nonassessable.

                        INVESTMENT STRATEGIES AND RISKS

PRIMARY INVESTMENT PRACTICES OF THE FUND

  The following discussion of investment strategies and risks supplements the discussion of investment objective and risks set forth in the Prospectus under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

  The Fund's investment objective is long-term growth of capital. The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. Unless specifically noted, the Fund's investment policies described in the Prospectus and this Statement of Additional Information, are not fundamental policies and may be changed by the Trust's Board of Trustees without shareholder approval.

  In addition to the investment practices described in the Prospectus, the Fund may engage in certain other investment practices, including lending their portfolio securities; purchasing securities on a when-issued or delayed delivery basis; entering into repurchase or reverse repurchase agreements; and borrowing money. There is no assurance that the Fund will achieve its investment objective.

  The Fund invests primarily in six global industry sectors; consumer products and services, financial services, health care, infrastructure, natural resources and telecommunications and technology, so the Fund's investment performance is directly related to the investment performance of the companies in those sectors. In particular, each of the sectors is subject to governmental regulation that may have a material effect on the products and services offered by companies in these industries.

Financial Services Industry

  Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

  AIM believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in AIM's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, AIM expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

Infrastructure Industry

  Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in AIM's judgment, constitute services significant to the development of a country's infrastructure.

  AIM believes that a country's infrastructure is one key to the long-term success of that country's economy. AIM believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. AIM believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

  In the developed countries of North America, Europe, Japan and the Pacific Rim, AIM expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in

                             AIM GLOBAL TRENDS FUND


AIM's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

  AIM believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

Natural Resources Industry

  Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in AIM's opinion are significant to the ownership and development of natural resources and other basic commodities.

  AIM believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. AIM believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

  AIM also believes that investments in natural resource companies offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. AIM believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

  AIM has identified four areas in the natural resources industry that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and
(iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

  Consumer Products and Services Industry

  Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

  The Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, AIM believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

  AIM also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In AIM's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

                             AIM GLOBAL TRENDS FUND


  Health Care Industry

  Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

  The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

  AIM believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, AIM believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in AIM's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

  In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. AIM believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

  Telecommunications and Technology Industry

  Examples of telecommunications and technology companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer components, equipment, and software equipment; Internet technology; mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

  AIM believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.


  AIM has identified four areas in the telecommunications industry that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.


  SELECTION OF EQUITY INVESTMENTS AND ASSET ALLOCATION. The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industries represented in the Fund, however, are global industries with significant, growing markets outside of the United States. A sizable proportion of the companies that comprise the industries in which the Fund invests are headquartered outside of the United States.

  For these reasons, AIM believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential return from an investment by the Fund. AIM uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term capital presented by the industries represented in the Fund.

                             AIM GLOBAL TRENDS FUND

OTHER INVESTMENT PRACTICES OF THE FUND

  U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality.

  There may be times when, in AIM's opinion, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of the Fund's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.

  In certain countries, governmental restrictions and other limitations on investment may affect the Fund's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. AIM is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Fund's Prospectus. Restrictions may in the future, however, make it undesirable to invest in certain countries. The Fund does not have a present intention of making any significant investment in any country or stock market in which AIM considers the political or economic situation to threaten the Fund with substantial or total loss of its investment in such country or market.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of investment companies (including investment vehicles or companies advised by AIM or its affiliates ("Affiliated Funds")) within the limitations of the 1940 Act. These limitations currently provide that, in general, the Fund may purchase shares of an investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in AIM's judgment, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM waives its advisory fee to the extent that such fee is based on assets of the Fund invested in Affiliated Funds.


  DEPOSITARY RECEIPTS. The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other

                             AIM GLOBAL TRENDS FUND

information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

  WARRANTS OR RIGHTS. Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

  LENDING OF FUND SECURITIES. For the purpose of realizing additional income, the Fund may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash, U.S. government securities, or certain irrevocable letters of credit at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with the loan of their securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in AIM's judgment, the consideration to be earned from such loans would justify the risk. The risks in lending Fund securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

  COMMERCIAL BANK OBLIGATIONS. For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

  REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines established by the Fund's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the Board's general supervision.

  The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and it could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such code that would allow the immediate resale of such collateral. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

  BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Funds' shares. The Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's securities holdings or other factors cause the ratio of its total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such

                             AIM GLOBAL TRENDS FUND

sales might be disadvantageous. The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

  The Fund's fundamental investment limitations permit it to borrow money for leveraging purposes. However, the Fund is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Fund. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

  The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of securities to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the securities in the future at an agreed upon price, which includes an interest component. The Fund may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will segregate cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time that the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time that the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  SHORT SALES. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

  When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by it on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, it will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

  The Fund will make a short sale if, after giving effect to the sale, the market value of the securities sold short exceeds 25% of the value of its total assets or its aggregate short sales of the securities of any one issuer exceed the lesser of 2% of its net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange.

  TEMPORARY DEFENSIVE STRATEGIES. The Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it

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
                             AIM GLOBAL TRENDS FUND

determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may invest up to 100% of their total assets in cash and/or high quality debt securities and money market instruments. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.

  In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, the Fund may hold cash and/or may invest in high quality debt instruments and money market instruments. The Fund may hold cash and/or may invest in money market instruments under similar circumstances. Money market instruments in which the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by AIM to be of comparable quality.

  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

  The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may invest in such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such future contracts to hedge against movements in exchange rates.

  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that AIM intends to include in the Fund's holders. The Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holders. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use by the Fund of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

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
                             AIM GLOBAL TRENDS FUND

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because AIM projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

        (5) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

  The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in their policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

  The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

                             AIM GLOBAL TRENDS FUND


  The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  The Fund generally would write put options in circumstances where AIM wishes to purchase the underlying security or currency for the Fund's holdings at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

  The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  The Fund may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option

                             AIM GLOBAL TRENDS FUND


plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  The Fund may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill its delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of each purchase.

  The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appear to be liquid secondary markets. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The

                             AIM GLOBAL TRENDS FUND


amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  The Fund may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

  The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical

                             AIM GLOBAL TRENDS FUND


delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September deutschmarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September deutschmarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contracts and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin

                             AIM GLOBAL TRENDS FUND


payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that the Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the

                             AIM GLOBAL TRENDS FUND


U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

  The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring the Fund to sell a currency, it either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the portfolio manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed

                             AIM GLOBAL TRENDS FUND


while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                            ADDITIONAL RISK FACTORS

GENERAL

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. The value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

FINANCIAL SERVICES INDUSTRY

  Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

  The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

  Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.

                             AIM GLOBAL TRENDS FUND


INFRASTRUCTURE INDUSTRY

  The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of the Fund.

  In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.

  Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of the Fund.

NATURAL RESOURCES INDUSTRY

  The Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies.

  Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

  The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

CONSUMER PRODUCTS AND SERVICES INDUSTRY

  The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy, interest rates, and consumer confidence. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result of either of these factors, consumer products and services companies may be subject to increased share price volatility.

  The consumer products and services industry may also be subject to greater government regulation than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

HEALTH CARE INDUSTRY

  Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

                             AIM GLOBAL TRENDS FUND


TELECOMMUNICATIONS AND TECHNOLOGY INDUSTRY


  Telecommunications and technology industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in those industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications and technology industries are engaged in fierce competition for market share that could result in increased share price volatility


DEBT SECURITIES

  The value of the debt securities held by the Fund generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by the Fund ordinarily will rise. If market interest rates increase, however, the debt securities owned by the Fund in that market will be likely to decrease in value.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P, and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See Appendix A for a description of the various debt ratings.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features that permit the issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing their portfolio investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.

                             AIM GLOBAL TRENDS FUND


  AIM attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

INVESTING IN SMALLER COMPANIES

  While the Fund's holdings normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

ILLIQUID SECURITIES

  The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which it values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are liquid.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to AIM, in accordance with procedures approved by the Board. AIM takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and
(v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). AIM monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund. AIM believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises that are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation it would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.

                             AIM GLOBAL TRENDS FUND


FOREIGN SECURITIES

  Political, Social and Economic Risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self sufficiency and balance of payments positions. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation or other confiscation by any country, the Fund could lose its entire investment in any such country. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls, and price controls. These factors could have a material effect on foreign companies and could therefore affect the performance of the Fund.

  Religious, Political and Ethnic Instability. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of its assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in that currency and, therefore, will cause an overall decline in its and its corresponding Feeder Fund's net asset value (as applicable) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to the shareholders thereof. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of distributions, the Fund may be required to liquidate securities if it has insufficient cash in U.S. dollars to meet distribution requirements.

                             AIM GLOBAL TRENDS FUND


  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which is known as the "euro." Each participating country supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The introduction of the euro presents unique risks and uncertainties, including how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions and could adversely affect the value of securities held by the Fund.

  Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM will consider such difficulties when determining the allocation of the Fund's assets, although AIM does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

  The Fund may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to (1) determining and monitoring the foreign custodian's financial strength, reputation and standing, (2) maintaining appropriate safeguards concerning the Fund's investments, and (3) possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. The Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Dividends, Distributions and Tax Matters."

  Concentration. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than the Fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of

                             AIM GLOBAL TRENDS FUND


the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the United States, both factors which tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Many investments in emerging markets are considered speculative and therefore may offer greater return potential, but have significantly greater risk. Investing in the securities of companies in emerging markets may

                             AIM GLOBAL TRENDS FUND


entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             AIM GLOBAL TRENDS FUND

                             INVESTMENT LIMITATIONS

INVESTMENT LIMITATIONS OF THE FUND

  The following fundamental limitations of the Fund cannot be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

  1. The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

  2. The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investment in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by government or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

  3. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

  4. The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

  5. The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

  6. The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

  7. The Fund may not make personal loans or loans to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.


  8. The Fund will not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


  The following investment limitations of the Fund are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

  The Fund will not:

  1. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

  2. Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

  3. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments;

                             AIM GLOBAL TRENDS FUND


  4. Engage in short sales of securities or maintain a short position, except that the Fund may maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

  5. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions. The Fund may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of the Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Board, AIM is responsible for the execution of the Fund's securities transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing transactions, AIM seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Fund, AIM may select broker/dealers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to AIM for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM under investment management and administration contracts. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it receives over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as custodian fees.

  Investment decisions for the Fund and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Fund and the other portfolios for which AIM serves as investment manager or administrator in selecting broker/ dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other portfolios.

  The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

                             AIM GLOBAL TRENDS FUND


  Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.

  The Fund does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Fund, provided the conditions of an exemptive order received by the Fund from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

PORTFOLIO TURNOVER

  Although the Fund does not intend generally to trade for short-term profits, the securities held by the Fund will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders.

  Prior to August   , 1999, the Fund invested substantially all of its assets in the AIM Theme Funds and periodically rebalanced its investments among those funds. For the fiscal year ended December 31, 1998 and the period of September 15, 1997 through December 31, 1997, the portfolio turnover rates were 28% and 1%, respectively.

                                   MANAGEMENT

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                              POSITIONS HELD WITH              PRINCIPAL OCCUPATION DURING AT LEAST
  NAME, ADDRESS AND AGE            REGISTRANT                            THE PAST 5 YEARS
--------------------------  ------------------------   ----------------------------------------------------
*ROBERT H. GRAHAM, (52)     Trustee, Chairman of the   Director, President and Chief Executive Officer,
                            Board and President        A I M Management Group Inc.; Director and President,
                                                       A I M Advisors, Inc.; Director and Senior Vice
                                                       President, A I M Capital Management, Inc., A I M
                                                       Distributors, Inc., A I M Fund Services, Inc. and
                                                       Fund Management Company; and Director, AMVESCAP PLC
C. DEREK ANDERSON, (57)     Trustee                    President, Plantagenet Capital Management, LLC (an
  220 Sansome Street                                   investment partnership); Chief Executive Officer,
  Suite 400                                            Plantagenet Holdings, Ltd. (an investment banking
  San Francisco, CA 94104                              firm); Director, Anderson Capital Management, Inc.
                                                       since 1988; Director, PremiumWear, Inc. (formerly
                                                       Munsingwear, Inc.) (a casual apparel company); and
                                                       Director, 'R' Homes, Inc. and various other
                                                       companies.
FRANK S. BAYLEY, (59)       Trustee                    Partner, law firm of Baker & McKenzie; and Director
  Two Embarcadero Center                               and Chairman, C.D. Stimson Company (a private
  Suite 2400                                           investment company).
  San Francisco, CA 94111

                             AIM GLOBAL TRENDS FUND


                              POSITIONS HELD WITH              PRINCIPAL OCCUPATION DURING AT LEAST
  NAME, ADDRESS AND AGE            REGISTRANT                            THE PAST 5 YEARS
--------------------------  ------------------------   ----------------------------------------------------
ARTHUR C. PATTERSON, (55)   Trustee                    Managing Partner, Accel Partners (a venture capital
  428 University Avenue                                firm); and Director, Viasoft and PageMart, Inc.
  Palo Alto, CA 94301                                  (both public software companies) and several other
                                                       privately held software and communications
                                                       companies.
RUTH H. QUIGLEY, (64)       Trustee                    Private investor; and President, Quigley Friedlander
  1055 California Street                               & Co., Inc. (a financial advisory services firm)
  San Francisco, CA 94108                              from 1984 to 1986.
MELVILLE B. COX, (55)       Vice President             Vice President and Chief Compliance Officer, A I M
                                                       Advisors, Inc., A I M Capital Management, Inc.,
                                                       A I M Distributors, Inc., A I M Fund Services, Inc.
                                                       and Fund Management Company.
GARY T. CRUM, (51)          Vice President             Director and President, A I M Capital Management,
                                                       Inc.; Director and Senior Vice President, A I M
                                                       Management Group Inc. and A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and AMVESCAP PLC.
CAROL F. RELIHAN, (44)      Vice President             Director, Senior Vice President, General Counsel and
                                                       Secretary, A I M Advisors, Inc.; Senior Vice
                                                       President, General Counsel and Secretary, A I M
                                                       Management Group Inc.; Director, Vice President and
                                                       General Counsel, Fund Management Company; Vice
                                                       President and General Counsel, A I M Fund Services,
                                                       Inc.; and Vice President, A I M Capital Management,
                                                       Inc. and A I M Distributors, Inc.
SAMUEL D. SIRKO, (39)       Vice President and         Assistant General Counsel and Assistant Secretary of
                            Secretary                  A I M Management Group Inc., A I M Capital
                                                       Management Inc., A I M Distributors, Inc., A I M
                                                       Fund Services, Inc., and Fund Management Company;
                                                       and Vice President, Assistant General Counsel and
                                                       Assistant Secretary of A I M Advisors, Inc.
DANA R. SUTTON, (40)        Vice President and         Vice President and Fund Controller, A I M Advisors,
                            Treasurer                  Inc.; and Assistant Vice President and Assistant
                                                       Treasurer, Fund Management Company.

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any other affiliated company is paid an annual retainer component, plus a per-meeting fee component and reimbursed travel and other expenses incurred in connection with attendance at such meetings.

  For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of AIM or any affiliated company, received total compensation of $7,700, $7,100, $7,400 and $7,700, respectively, from the Trust for their services as Trustees. For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company, received total compensation of $106,850, $90,650, $98,600 and $99,500, respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. Other Trustees and officers receive no compensation or expense reimbursement from the Trust. As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.

MANAGEMENT SERVICES RELATING TO THE FUND

  AIM was organized in 1976, and along with its subsidiaries, manages or advises
approximately [     ] investment portfolios encompassing a broad range of
investment objectives.

  AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Advisor employs a team approach, taking advantage of its investment resources around the world.

  AIM serves as the Fund's investment manager under an investment management contract between the Fund and AIM ("Master Investment Advisory Agreement," the "Agreement"). As investment manager, AIM makes all investment decisions for the Fund, and, as administrator, administers the Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Fund and provides suitable office space, necessary small office equipment and utilities.

  The Agreement may be renewed with respect to the Fund for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Fund's Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Agreement or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Agreement and the Administration Contract provide that with respect to the Fund, either the Trust or AIM may terminate the either the Agreement of the Contract without penalty upon sixty days' written notice to the other party. The Agreement terminates in the event of its assignment (as defined in the 1940
Act).

  For investment advisory services, the Fund pays AIM fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter. The investment advisory fees paid by the Fund are higher than those paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 2.50% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively, until June 30, 2000.

  AIM may from time to time further waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in the Prospectus may not be terminated without the approval of the Board of Trustees.


  AIM also serves as administrator to the Fund under an administration contract between the Trust and AIM ("Master Administrative Services Agreement").


EXPENSES OF THE FUND

  The Fund pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the investment advisory fees discussed above, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Fund and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the service performed and relative applicability to the Fund Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Fund (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.50% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of the Fund pay compensation to AIM Distributors at an annual rate

                             AIM GLOBAL TRENDS FUND


of 1.00% of the average daily net assets attributable to Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

  The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of the Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Class A and C Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A and C Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan," and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund, performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares;

                             AIM GLOBAL TRENDS FUND


and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its respective classes.

  AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds, pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.

  Prior to June 1, 1998, the Fund had a different Rule 12b-1 plan, which operated as a "reimbursement-type" plan (the "Prior Plan") and provided for payments to GT Global Inc., the distributor of the Fund at the time the Prior Plan was in effect.

  For the fiscal period ended December 31, 1998, the Fund paid the following amounts under the Prior Plan and the current plan:

                                                                                  % OF CLASS AVERAGE DAILY
                                                                                         NET ASSETS
                                                                                 ---------------------------
                                                  CLASS A   CLASS B    CLASS C   CLASS A   CLASS B   CLASS C
                                                  -------   --------   -------   -------   -------   -------
Prior Plan......................................  $40,450   $102,970   $  512     0.50%     1.00%     1.00%
Current Plan....................................  $58,122   $155,976   $1,568     0.50%     1.00%     1.00%

                             AIM GLOBAL TRENDS FUND


  An estimate of fees by category paid by the Fund with regard to Class A, Class B and Class C shares during the fiscal period ended December 31, 1998 follows:

CLASS A
  Advertising...............................................   $ 20,386
  Printing and Mailing prospectuses, semi-annual reports and
     annual reports (other than to current shareholders)....   $  1,582
  Seminars..................................................          0
  Compensation to Underwriters to partially offset other
     marketing expenses.....................................          0
  Compensation to Dealers including Finder's Fees...........   $ 76,604
  Compensation to Sales Personnel...........................          0
CLASS B
  Advertising...............................................   $  1,756
  Printing and Mailing prospectuses, semi-annual reports and
     annual reports (other than to current shareholders)....   $    166
  Seminars..................................................   $    385
  Compensation to Underwriters to partially offset other
     marketing expenses.....................................   $194,210
  Compensation to Dealers...................................   $ 62,429
  Compensation to Sales Personnel...........................          0
CLASS C
  Advertising...............................................   $    481
  Printing and Mailing prospectuses, semi-annual reports and
     annual reports (other than to current shareholders)....          0
  Seminars..................................................          0
  Compensation to Underwriters..............................   $  1,560
  Compensation to Dealers...................................   $     39
  Compensation to Sales Personnel...........................          0

  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and their respective shareholders.

  The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Unless terminated earlier in accordance with their terms, the Plans continue in effect from year to year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote a majority of the outstanding voting securities of that class.

  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Fund will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the

                             AIM GLOBAL TRENDS FUND


existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of the Fund, as compared to 1.00% of such assets of the Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

  Information concerning AIM Distributors and the continuous offering of the Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A, Class B and Class C shares of the Funds were approved by the Board of Directors on May 7, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Fund's prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Fund.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve the Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

  The Trust (on behalf of any class of the Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Class B shareholders to pay contingent deferred sales charges.

  From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreement relating to Class B Shares in order to finance distribution expenditures in respect of Class B Shares.

                             AIM GLOBAL TRENDS FUND


  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of the Fund and the amount retained by GT Global, Inc., the Fund's distributor prior to June 1, 1998, for the fiscal period ended December 31, 1998.

                                                              JANUARY 1, 1998 TO
                                                                 JUNE 1, 1998
                                                              ------------------
                                                               SALES     AMOUNT
                                                              CHARGES   RETAINED
                                                              -------   --------
AIM Global Trends Fund......................................  $85,590   $14,589

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of the Fund and the amount retained by AIM Distributors for the period of June 1, 1998 to December 31, 1998.

                                                               JUNE 1, 1998 TO
                                                              DECEMBER 31, 1998
                                                              ------------------
                                                               SALES     AMOUNT
                                                              CHARGES   RETAINED
                                                              -------   --------
AIM Global Trends Fund......................................  $5,303     $5,203

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal period ended December 31, 1998:

                                                               1998
                                                              -------
AIM Global Trends Fund......................................  $77,466

SALES CHARGES AND DEALER CONCESSIONS

  CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Opportunities Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
AMOUNT OF INVESTMENT IN                                         OFFERING        AMOUNT      OFFERING
SINGLE TRANSACTION                                                PRICE        INVESTED      PRICE
-----------------------                                       -------------   ----------   ----------
Less than $25,000...........................................      5.50%          5.82%        4.75%
$25,000 but less than $50,000...............................      5.25           5.54         4.50
$50,000 but less than $100,000..............................      4.75           4.99         4.00
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      3.00           3.09         2.50
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin Americthe Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                             AIM GLOBAL TRENDS FUND


                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
AMOUNT OF INVESTMENT IN                                         OFFERING        AMOUNT      OFFERING
SINGLE TRANSACTION                                                PRICE        INVESTED      PRICE
-----------------------                                       -------------   ----------   ----------
Less than $50,000...........................................      4.75%          4.99%        4.00%
$50,000 but less than $100,000..............................      4.00           4.17         3.25
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      2.50           2.56         2.00
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
AMOUNT OF INVESTMENT IN                                         OFFERING        AMOUNT      OFFERING
SINGLE TRANSACTION                                                PRICE        INVESTED      PRICE
-----------------------                                       -------------   ----------   ----------
Less than $100,000..........................................      1.00%          1.01%        0.75%
$100,000 but less than $250,000.............................      0.75           0.76         0.50
$250,000 but less than $1,000,000...........................      0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which

                             AIM GLOBAL TRENDS FUND


constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge, (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                      REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the

                             AIM GLOBAL TRENDS FUND


foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.


  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in the Fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

                             AIM GLOBAL TRENDS FUND


  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of the Fund.

  The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  - AIM Management and its affiliates, or their clients;

  - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

  - Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of Investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

  - Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

  - Purchases through approve fee-based programs;

  - Employee benefit plans designated as qualified purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

  - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1996, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

  - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

  - A shareholder of the Fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

  - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

  - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

  - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

  As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                  CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

  Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified

                             AIM GLOBAL TRENDS FUND


employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

  Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;
(5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

  CDSCs will not apply to the following:

  - Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 701/2or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiaries account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

  - Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  - Liquidation by the Fund when the account value falls below the minimum required account size of $500;

  - Investment account(s) of AIM; and

                             AIM GLOBAL TRENDS FUND


  - Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

  Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

  - Shares held more than 18 months;

  - Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

  - Private foundations or endowment funds;

  - Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

  - Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption "Purchasing Shares."

  The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Fund or with AIM and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are shown in the Prospectus.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchanging Shares."

  Information concerning redemption of the Fund's shares is set forth in the Prospectus under the caption "Redeeming Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Fund to redeem shares, AIM Distributors also repurchases shares. AIM intends to redeem all shares of the Fund in cash. In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone (800) 347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

                             AIM GLOBAL TRENDS FUND


  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

        (1) the investor fails to furnish a correct TIN to the Fund, or

        (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

        (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

        (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

        (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three

                             AIM GLOBAL TRENDS FUND


calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of the Fund is normally determined daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's interests in the Fund attributable to a class, less all its liabilities attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

  Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in "Shareholder Information -- Dividends and Distributions." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


TAXATION OF THE FUND


  To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including

                             AIM GLOBAL TRENDS FUND


gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

REINSTATEMENT PRIVILEGE

  For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge. The wash sale rules may also act to defer the loss.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES



  Foreign Taxes. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.



  Passive Foreign Investment Companies. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder (effective with respect to the Fund for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


  Options, Futures and Foreign Currency Transactions. The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for the Fund.



  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain -- 20% (10% for non-corporate taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.



  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.



  If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the closed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


TAXATION OF THE FUND'S SHAREHOLDERS

  Dividends and other distributions declared by the Fund, and payable to shareholders of record as of a date, in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is

                             AIM GLOBAL TRENDS FUND


"effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in the Fund's Prospectus under the title "Shareholder Information."

  TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SHARE CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  TERMS AND CONDITIONS OF EXCHANGES. If a shareholder is exchanging into the Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent

                             AIM GLOBAL TRENDS FUND


reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An Investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of the Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner, (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution in election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by the Fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                             AIM GLOBAL TRENDS FUND



CUSTODIAN




  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Trust to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998.


  Pursuant to the Master Administrative Services Agreement, AIM serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31,
1997, 1998 and 1999, the Fund paid fund accounting fees of        ,        and
       , respectively.



INDEPENDENT ACCOUNTANTS


  The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Fund.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

                             AIM GLOBAL TRENDS FUND


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of August 1, 1999, and the percentage of the outstanding shares held by such holders are set forth below.

                                                               PERCENT
                                                               OWNED OF
NAME AND ADDRESS OF OWNER                                      RECORD*
-------------------------                                      --------
CLASS C
ITC Cust IRA FBO............................................     6.52%
Edward Clark
2198 Lake Marie Drive
Santa Maria, CA 93455
ITC Cust FBO................................................     6.38%
Brian E. Crist Roth IRA CONV
P.O. Box 1380
Anoyo Grande, CA 93421-1360
ITC Cust Rollover IRA FBO...................................     5.42%
Charlene Breit
1411 Stockton St
Santa Maria, CA 93455-4460
ADVISOR CLASS
LGT Asset Management 401(K) Plan............................    82.68%
Judy Creel, Arthur Sprague, or
Robert Alley TTEES
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
LGT Asset Management 401(K) Plan............................    12.68%
Judy Creel, Arthur Sprague, or
Robert Alley TTEES
Attn: Debbie Nettles A/C 5000201000
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                             AIM GLOBAL TRENDS FUND


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:

                                 P(1+T)(n)=ERV

Where  P     =    a hypothetical initial payment of $1,000.
       T          average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
             =    number of years.
       ERV   =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                  portion of such period).

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                 P(1+U)(n)=ERV


Where  P     =    a hypothetical initial payment of $1,000.
                  average annual total return assuming payment of only a
                  maximum sales stated portion of, or none of, the applicable
       U     =    load at the beginning of the stated period.
       n     =    number of years.
       ERV   =


  Cumulative total return across a stated period may be calculated as follows:

                                 P(1+V)(n)=ERV


Where  P     =    a hypothetical initial payment of $1,000.
                  cumulative total return assuming payment of all of, a stated
                  portion of, or none of, the applicable maximum sales load at
       V     =    the beginning of the stated period.
       n     =    number of years.
       ERV   =


  The cumulative total returns for Class A, Class B and Class C shares of the Fund for the periods shown, were:

                                                                   PERIODS ENDED
                                                                 DECEMBER 31, 1998
                                                              ------------------------
                                                              1 YEAR   SINCE INCEPTION
                                                              ------   ---------------
Class A Shares..............................................   4.18%        1.38%
Class B Shares..............................................   3.83%        1.75%
Class C Shares..............................................     --         7.94%

  The inception date of Class A, Class B and Class C shares of the Fund are September 15, 1997, September 15, 1997 and January 2, 1998, respectively.

PERFORMANCE INFORMATION

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During

                             AIM GLOBAL TRENDS FUND


periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

  The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Total return and yield figures for the Fund are neither fixed nor guaranteed, and the Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of the Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. Such publications or media entities may include the following, among others:

Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
CNBC
CNN
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial Services Week
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Insurance Forum
Institutional Investor
Insurance Week
Investor's Daily
Journal of the American Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
PBS
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post

  The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, or compare the Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services (data and mutual fund rankings and comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and Development (publications) International Finance Corporation Emerging Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and comparisons)
Moody's Investors Service (publications)
Morgan Stanley Capital International All

                             AIM GLOBAL TRENDS FUND


Country (AC) World Index
Morgan Stanley Capital International World Indices
Morningstar, Inc. (data and mutual fund rankings and comparisons)
Nasdaq
Organization for Economic Cooperation and Development (publications) Salomon Brothers Global Telecommunications Index
Salomon Brothers World Government Bond Index -- Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in Developing Countries
Worldscope

The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

10-year Treasuries
30-year Treasuries
30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include reference to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing the Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

  The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including, but not limited to, the following:

  - Consumer and trade groups

  - Fortune magazine and other periodicals

  - The World Bank and its publications

  - The International Monetary Fund (IMF) and its publications

  - IFC and its publications

  - OECD and its publications

                             AIM GLOBAL TRENDS FUND

                                   APPENDIX A

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's Investors Service, Inc. ("Moody's") employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          DESCRIPTION OF BOND RATINGS

  Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories: Aaa
 -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  S&P rates the debt securities of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree. A
 -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large

                             AIM GLOBAL TRENDS FUND

uncertainties or major risk exposures to adverse conditions. BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB -- " rating. B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB -- " rating. CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B -- " rating. CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC -- " debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. C1 -- Reserved for income bonds on which no interest is being paid.
D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  PLUS (+) OR MINUS ( - ): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

        1. An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3. There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             AIM GLOBAL TRENDS FUND

                              FINANCIAL STATEMENTS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of AIM Global Trends Fund (formerly AIM New Dimension Fund and prior to that GT Global New Dimension Fund) and Board of Trustees of AIM Series Trust (formerly GT Global Series Trust):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Trends Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                      PRICEWATERHOUSECOOPERS LLP

BOSTON, MASSACHUSETTS
FEBRUARY 19, 1999

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                          ADVISOR
                                                                           CLASS        VALUE        % OF NET
AIM GLOBAL THEME FUNDS                                                    SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
  AIM Global Consumer Products and Services Fund .....................      560,525  $ 14,680,148       33.0
  AIM Global Financial Services Fund .................................      476,746     9,453,864       21.3
  AIM Global Infrastructure Fund .....................................      474,400     7,040,101       15.8
  AIM Global Health Care Fund ........................................      212,889     5,126,361       11.5
  AIM Global Resources Fund ..........................................      384,299     4,265,717        9.6
  AIM Global Telecommunications Fund .................................      216,883     4,157,651        9.4
                                                                                     ------------      -----

TOTAL THEME FUND INVESTMENTS (cost $43,425,392) ......................                 44,723,842      100.6
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $43,425,392)  * ..............................                 44,723,842      100.6
Other Assets and Liabilities .........................................                   (276,719)      (0.6)
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 44,447,123      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

          * For Federal income tax purposes, cost is $44,126,685 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,594,572
                 Unrealized depreciation:            (1,997,415)
                                                  -------------
                 Net unrealized appreciation:     $     597,157
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

--------------------------------------------------------------------------------

Assets:
  Investments at value (cost $43,425,392) (Note 1)..................................................  $44,723,842
  Receivable for Fund shares sold...................................................................      64,727
                                                                                                      ----------
    Total assets....................................................................................  44,788,569
                                                                                                      ----------
Liabilities:
  Payable for Fund shares repurchased...............................................................     251,784
  Payable for service and distribution expenses (Note 2)............................................      89,662
                                                                                                      ----------
    Total liabilities...............................................................................     341,446
                                                                                                      ----------
Net assets..........................................................................................  $44,447,123
                                                                                                      ----------
                                                                                                      ----------
Class A:
Net asset value and redemption price per share ($17,821,706 DIVIDED BY 1,555,460 shares
 outstanding).......................................................................................  $    11.46
                                                                                                      ----------
                                                                                                      ----------
Maximum offering price per share (100/95.25 of $11.46) *............................................  $    12.03
                                                                                                      ----------
                                                                                                      ----------
Class B:+
Net asset value and offering price per share ($25,555,015 DIVIDED BY 2,240,410 shares
 outstanding).......................................................................................  $    11.41
                                                                                                      ----------
                                                                                                      ----------
Class C:+
Net asset value and offering price per share ($249,327 DIVIDED BY 21,865 shares outstanding)........  $    11.40
                                                                                                      ----------
                                                                                                      ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($821,075 DIVIDED BY
 71,690 shares outstanding).........................................................................  $    11.45
                                                                                                      ----------
                                                                                                      ----------
Net assets consist of:
  Paid in capital (Note 4)..........................................................................  $44,578,806
  Undistributed net investment income...............................................................       2,313
  Accumulated net realized loss on investments......................................................  (1,432,446)
  Net unrealized appreciation of investments........................................................   1,298,450
                                                                                                      ----------
Total -- representing net assets applicable to capital shares outstanding...........................  $44,447,123
                                                                                                      ----------
                                                                                                      ----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1998

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income............................................................................  $  131,152
  Interest income............................................................................       3,454
                                                                                               ----------
    Total investment income..................................................................     134,606
                                                                                               ----------
Expenses:
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   98,572
    Class B......................................................................     258,946
    Class C......................................................................       2,080     359,598
                                                                                   ----------
  Other expenses.............................................................................       1,921
                                                                                               ----------
  Total expenses.............................................................................     361,519
                                                                                               ----------
Net investment loss..........................................................................    (226,913)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized loss on investments...............................................  (1,998,812)
  Capital gain distributions received............................................     836,396
                                                                                   ----------
    Net realized loss during the year........................................................  (1,162,416)
    Net unrealized appreciation during the year..............................................   4,092,846
                                                                                               ----------
Net realized and unrealized gain on investments..............................................   2,930,430
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $2,703,517
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                            SEPTEMBER 15,
                                                                                                 1997
                                                                                            (COMMENCEMENT
                                                                                                  OF
                                                                              YEAR ENDED    OPERATIONS) TO
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 1998            1997
                                                                             -------------  --------------
Increase in net assets
Operations:
  Net investment loss......................................................   $  (226,913)   $    (31,440)
  Net realized gain (loss) on investments..................................    (1,162,416)      1,983,653
  Net change in unrealized appreciation (depreciation) of investments......     4,092,846      (2,794,396)
                                                                             -------------  --------------
    Net increase (decrease) in net assets resulting from operations........     2,703,517        (842,183)
                                                                             -------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (26,011)             --
  From net realized gain on investments....................................      (219,151)             --
  In excess of net investment income.......................................            --        (583,714)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................            --              --
  From net realized gain on investments....................................      (311,471)             --
  In excess of net investment income.......................................            --        (781,183)
Class C:+
Distributions to shareholders: (Note 1)
  From net investment income...............................................            --             N/A
  From net realized gain on investments....................................        (2,998)            N/A
  In excess of net investment income.......................................            --             N/A
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (5,762)             --
  From net realized gain on investments....................................        (9,683)             --
  In excess of net investment income.......................................            --         (53,046)
                                                                             -------------  --------------
    Total distributions....................................................      (575,076)     (1,417,943)
                                                                             -------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................    26,507,554      41,029,628
  Decrease from capital shares repurchased.................................   (19,757,886)     (3,300,488)
                                                                             -------------  --------------
    Net increase from capital share transactions...........................     6,749,668      37,729,140
                                                                             -------------  --------------
Total increase in net assets...............................................     8,878,109      35,469,014
Net assets:
  Beginning of year........................................................    35,569,014         100,000
                                                                             -------------  --------------
  End of year *............................................................   $44,447,123    $ 35,569,014
                                                                             -------------  --------------
                                                                             -------------  --------------
 *Includes undistributed/accumulated net investment income (loss)..........   $     2,313    $     28,710
                                                                             -------------  --------------
                                                                             -------------  --------------

--------------
   + Commencing January 1, 1998, the Fund began offering Class C shares.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                        CLASS A                               CLASS B
                                          ------------------------------------  ------------------------------------
                                                          SEPTEMBER 15, 1997                    SEPTEMBER 15, 1997
                                                             (COMMENCEMENT                         (COMMENCEMENT
                                           YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                          DECEMBER 31,   TO DECEMBER 31, 1997   DECEMBER 31,   TO DECEMBER 31, 1997
                                            1998  (d)             (d)             1998  (d)             (d)
                                          -------------  ---------------------  -------------  ---------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   10.63          $   11.43          $   10.62          $   11.43
                                          -------------       ----------        -------------       ----------
Income from investment operations:
  Net investment income (loss)..........        (0.02)             (0.01)             (0.07)             (0.02)
  Net realized and unrealized gain
   (loss) on investments................         1.01              (0.31)              1.00              (0.32)
                                          -------------       ----------        -------------       ----------
    Net increase (decrease) from
     investment operations..............         0.99              (0.32)              0.93              (0.34)
                                          -------------       ----------        -------------       ----------
Distributions to shareholders:
  From net investment income............        (0.02)                --                 --                 --
  From net realized gain on
   investments..........................        (0.14)                --              (0.14)                --
  In excess of net investment income....           --              (0.48)                --              (0.47)
                                          -------------       ----------        -------------       ----------
    Total distributions.................        (0.16)             (0.48)             (0.14)             (0.47)
                                          -------------       ----------        -------------       ----------
Net asset value, end of period..........    $   11.46          $   10.63          $   11.41          $   10.62
                                          -------------       ----------        -------------       ----------
                                          -------------       ----------        -------------       ----------

Total investment return (c).............         9.37%             (2.68)% (b)         8.83%             (2.83)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  17,822          $  15,145          $  25,555          $  19,184
Ratio of net investment income (loss) to
 average net assets.....................        (0.21)%            (0.35)% (a)        (0.71)%            (0.85)% (a)
Ratio of operating expenses to average
 net assets (Note 2)....................         0.50%              0.50% (a)          1.00%              1.00% (a)
Portfolio turnover rate++...............           28%                 1% (a)            28%                 1% (a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing January 1, 1998, the Fund began offering Class C shares. ++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                    ADVISOR CLASS
                                                         ------------------------------------
                                            CLASS C+                     SEPTEMBER 15, 1997
                                          -------------                     (COMMENCEMENT
                                           YEAR ENDED     YEAR ENDED       OF OPERATIONS)
                                          DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31, 1997
                                            1998  (d)      1998  (d)             (d)
                                          -------------  -------------  ---------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   10.62      $   10.64          $   11.43
                                          -------------  -------------       ----------
Income from investment operations:
  Net investment income (loss)..........        (0.08)          0.03               0.01
  Net realized and unrealized gain
   (loss) on investments................         1.00           1.00              (0.31)
                                          -------------  -------------       ----------
    Net increase (decrease) from
     investment operations..............         0.92           1.03              (0.30)
                                          -------------  -------------       ----------
Distributions to shareholders:
  From net investment income............           --          (0.08)                --
  From net realized gain on
   investments..........................        (0.14)         (0.14)                --
  In excess of net investment income....           --             --              (0.49)
                                          -------------  -------------       ----------
    Total distributions.................        (0.14)         (0.22)             (0.49)
                                          -------------  -------------       ----------
Net asset value, end of period..........    $   11.40      $   11.45          $   10.64
                                          -------------  -------------       ----------
                                          -------------  -------------       ----------

Total investment return (c).............         8.94%          9.80%             (2.51)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     249      $     821          $   1,241
Ratio of net investment income (loss) to
 average net assets.....................        (0.71)%         0.28%              0.15% (a)
Ratio of operating expenses to average
 net assets (Note 2)....................         1.00%          0.00%              0.00% (a)
Portfolio turnover rate++...............           28%            28%                 1% (a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing January 1, 1998, the Fund began offering Class C shares. ++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1998

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
AIM Global Trends Fund (the "Fund"), formerly AIM New Dimension Fund and prior to that GT Global New Dimension Fund is a diversified series of AIM Series Trust (the "Trust"), formerly GT Global Series Trust. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund invests substantially all of its assets in Advisor Class shares of the AIM theme mutual funds: AIM Global Consumer Products and Services Fund; AIM Global Financial Services Fund; AIM Global Health Care Fund; AIM Global Infrastructure Fund; AIM Global Resources Fund; and AIM Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

The Fund offers Class A, Class B, Class C, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A, Class B, and Class C, each have exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses of the Fund are allocated on a pro rata basis to each Class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of, and completes orders, to purchase exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments of the Fund are valued based on the closing net asset value of Advisor Class shares of each Underlying Theme Funds on the day of valuation, and Short-term investments with a maturity of 60 days or less are valued at amortized cost.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(C) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $731,153 which expires in 2006.

(D) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2. RELATED PARTIES
A I M Advisors, Inc. (the "Manager"), an indirectly wholly owned subsidiary of AMVESCAP PLC, is the Fund's investment manager and administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. Also, as of the close of business May 29, 1998, A I M Distributors, Inc. ("AIM Distributors"), a wholly-owned subsidiary of the Manager, became the Fund's distributor, and the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. Finally, as of the close of business on September 4, 1998, A I M Fund Services, Inc. ("AFS"), an affiliate of the Manager and AIM Distributors, replaced GT Global Investor Services, Inc. ("GT Services") as the transfer agent of the Fund.

AIM Distributors serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1998, AIM Distributors retained $5,203 of such sales charges. Purchases of Class A shares exceeding $1,000,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. There were no CDSC's collected for Class A for the year ended December 31,1998. In addition, AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1998, AIM Distributors collected such CDSCs in the amount of $77,258. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges. When Class C shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class C shares made within one year of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1998, AIM Distributors collected such CDSCs in the amount of $208. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Class C shares ("Class C"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to that Class B Plan and Class C Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B and Class C shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan and Class C Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees has adopted a Master Distribution Plan applicable to the Fund's Class A and Class C shares (the "Class A and Class C Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A, Class B, and Class C shares of the Funds. Under the Class A and Class C Plan, a Fund compensates AIM Distributors at the annualized rate of 0.50% of the average daily net assets of the Fund's Class A shares and an aggregated amount of 1.00% of the average daily net assets of Class C shares of the Fund. The Fund, pursuant to the Fund's Class B Plan, compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A or Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge.

The Manager is the pricing and accounting agent for the Fund. The Manager will initially assume all costs of the Fund's operation, except for service and distribution fees as described below and non-recurring and extraordinary expenses. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds. Subject to receipt of a pending exemptive order from the Securities and Exchange Commission, the Trust, on behalf of the Fund, will enter into a Special Servicing Agreement ("Agreement") with the Underlying Theme Funds, the Manager and AFS, the transfer agent. If the Board of Trustees of the Underlying Theme Funds makes certain findings, each Underlying Theme Fund will pay certain nondistribution-related expenses of the Fund to the extent such expenses are less than the estimated savings to the Underlying Theme Funds from the operation of the Fund. The Manager and AIM Distributors also voluntarily have undertaken to limit the Underlying Theme Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.50% of the average daily net assets of the Underlying Theme Fund's Advisor Class shares.

Effective as of the close of business September 4, 1998, the Fund, pursuant to a transfer agency and service agreement, has agreed to pay AFS an annualized fee of $24.85 per shareholder accounts that are open during any monthly year (this fee includes all out-of-pocket expenses), and an annualized fee of $0.70 per shareholder account that is closed during any monthly year. Both fees shall be billed by AFS monthly in arrears on a prorated basis of 1/12 of the annualized fee for all such accounts.

For the period January 1, 1998 to September 4, 1998, GT Services, an affiliate of the Manager and AIM Distributors, was the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services received an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services was also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

Subject to the receipt of a pending exemptive order from the Securities and Exchange Commission, the Trust will pay each of its Trustees who is not an employee, officer or director of the Manager or AIM Distributors $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Until such order is received, the Manager pays the trustees such fees.

3. PURCHASES AND SALES
For the year ended December 31, 1998, purchases and sales, other than short-term investments, of the Underlying Theme Funds by the Fund, are as follows:

AIM GLOBAL                                          PURCHASES         SALES
------------------------------------------------  --------------  --------------
Consumer Products and Services Fund.............  $    5,701,863  $    4,562,266
Telecommunications Fund.........................  $    1,828,214       1,193,655
Financial Services Fund.........................  $    3,832,422       2,779,932
Resources Fund..................................  $    3,479,472       1,184,858
Health Care Fund................................  $    2,374,943       1,310,095
Infrastructure Fund.............................  $    3,414,597       1,984,449

4. CAPITAL SHARES
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                               SEPTEMBER 15, 1997
                                                                                                (COMMENCEMENT OF
                                                                      YEAR ENDED                  OPERATIONS)
                                                                  DECEMBER 31, 1998           TO DECEMBER 31, 1997
                                                              --------------------------   --------------------------
CLASS A                                                         SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------  -----------   ------------   -----------   ------------
Shares sold.................................................      952,323   $ 10,681,667     1,560,835   $ 17,768,084
Shares issued in connection with reinvestment of
  distributions ............................................       22,552        245,281        54,891        563,181
                                                              -----------   ------------   -----------   ------------
                                                                  974,875     10,926,948     1,615,726     18,331,265
Shares repurchased .........................................     (843,563)    (9,206,317)     (194,494)    (2,190,806)
                                                              -----------   ------------   -----------   ------------
Net increase ...............................................      131,312   $  1,720,631     1,421,232   $ 16,140,459
                                                              -----------   ------------   -----------   ------------
                                                              -----------   ------------   -----------   ------------

CLASS B
------------------------------------------------------------
Shares sold.................................................    1,302,574   $ 14,551,138     1,832,668   $ 20,681,472
Shares issued in connection with reinvestment of
  distributions ............................................       26,664        289,152        67,039        687,825
CLASS B
------------------------------------------------------------
                                                              -----------   ------------   -----------   ------------
                                                                1,329,238     14,840,290     1,899,707     21,369,297
Shares repurchased .........................................     (894,609)    (9,623,737)      (96,841)    (1,061,266)
                                                              -----------   ------------   -----------   ------------
Net increase ...............................................      434,629   $  5,216,553     1,802,866   $ 20,308,031
                                                              -----------   ------------   -----------   ------------
                                                              -----------   ------------   -----------   ------------
CLASS C
*
------------------------------------------------------------
Shares sold.................................................       35,723   $    397,022            --   $         --
Shares issued in connection with reinvestment of
  distributions ............................................          265          2,876            --             --
                                                              -----------   ------------   -----------   ------------
                                                                   35,988        399,898            --             --
Shares repurchased .........................................      (14,123)      (146,933)           --             --
                                                              -----------   ------------   -----------   ------------
Net increase ...............................................       21,865   $    252,965            --   $         --
                                                              -----------   ------------   -----------   ------------
                                                              -----------   ------------   -----------   ------------
ADVISOR
CLASS
------------------------------------------------------------
Shares sold.................................................      29,946   $    324,974      113,102   $  1,276,664
Shares issued in connection with reinvestment of
  distributions ............................................       1,418         15,444        5,102         52,402
                                                              ----------   ------------   ----------   ------------
                                                                  31,364        340,418      118,204      1,329,066
Shares repurchased .........................................     (76,261)      (780,899)      (4,533)       (48,416)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease) ....................................     (44,897)  $   (440,481)     113,671   $  1,280,650
                                                              ----------   ------------   ----------   ------------
                                                              ----------   ------------   ----------   ------------

----------------
* The Fund began offering Class C shares on January 1, 1998.

----------------
FEDERAL TAX INFORMATION (UNAUDITED):

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $543,303 as a capital gain dividend for the fiscal year ended December 31, 1998.

        AIM GLOBAL TRENDS FUND

        ------------------------------------------------------------------------

        AIM Global Trends Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        AUGUST    , 1999

                                       This prospectus contains important
                                       information.  Please read it before
                                       investing and keep it for future
                                       reference.

                                       The Advisor Class is closed to new
                                       investors.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Fee Table                                    2

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Dividends And Distributions                  4

Dividends                                    4

Capital Gains Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a servicemark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of issuers in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources and telecommunications and technology. The fund considers a company to be in one of these industry sectors if it (1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.

  The fund may invest up to 35% of its assets in equity securities of issuers in other global industry sectors and in debt securities of U.S. and foreign issuers. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

  The fund may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

  The portfolio managers invest fund assets by initially determining the industry sectors that they believe provide the most advantageous investment opportunities for meeting the fund's investment objective. The portfolio managers then analyze specific companies within these sectors for possible investment. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions or for cash management purposes, a theme fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the theme funds invest. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are not able to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers that they are taking similar steps. Year 2000 problems may also affect issuers of securities in which the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

  Prior to August, 1999, the fund was not actively managed and invested its assets in the AIM Theme Funds based on the industry weighting of the companies comprising the Morgan Stanley Capital International ("MSCI") All Country (AC) World Index. The AIM Theme Funds invest in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, and telecommunications and technology. The fund allocated

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows in the performance of the fund's Advisor Class for the year ended December 31, 1998.
                                    [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1988 .......................................   9.80%


During the period shown in the bar chart, the highest quarterly return was 19.57% (quarter ended December 30, 1998) and the lowest quarterly return was -17.76% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                   (for the periods ended                               SINCE     INCEPTION
                     DECEMBER 31, 1998)                      1 YEAR   INCEPTION     DATE
---------------------------------------------------------------------------------------------
Advisor Class                                                 9.80%      5.40%    09/15/97
MSCI All Country World Index(1)                              21.72      17.16(2)  08/31/97(2)
---------------------------------------------------------------------------------------------

(1) The MSCI All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.
(2) The average annual total return given is since the inception date of the Advisor class.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:
SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)           ADVISOR CLASS
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load) (as a percentage of
  original purchase price or redemption proceeds, whichever
  is less)                                                       None
--------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)       ADVISOR CLASS
--------------------------------------------------------------------------
Management Fees                                                 0.98%
Distribution and/or Service (12b-1) Fees                         None
Other Expenses                                                   0.80
Total Annual Fund Operating Expenses                             1.78
Expense Reimbursement                                            0.28
Net Expenses(2)                                                  1.50
--------------------------------------------------------------------------

(1) Expenses have been restated to reflect current fees.
(2) AIM has contractually agreed to limit the fund's net expenses.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
Advisor Class                                      $ --     $ --      $ --       $ --
---------------------------------------------------------------------------------------

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) is responsible for the day-to-day management of the fund. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including determining which issuers and securities would be represented in the fund's investment portfolio; and obtaining and evaluating economic, statistical and financial information to formulate and implement continuing programs for the purchases and sales of the securities.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over
[     ] investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

Prior to August   , 1999, the advisor received no compensation for its services because the fund was not actively managed. The advisor currently receives compensation of 0.975% of the first $500 million of average daily net assets of the fund; 0.95% on the next $500 million of such assets; 0.925% on the next $500 million of such assets; and 0.90% on amounts thereafter.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund are

- Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Michael Yellen, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

  During the periods shown in the financial highlights table the fund was not actively managed and invested in the six Theme Funds.

                                                                      ADVISOR CLASS
                                                             -------------------------------
                                                                             SEPTEMBER 15,
                                                                            (COMMENCEMENT OF
                                                              YEAR ENDED     OPERATIONS) TO
                                                             DECEMBER 31,     DECEMBER 31,
                                                               1998(a)          1997(a)
--------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                          $10.64           $11.43
Income from investment operations:
  Net investment income (loss)                                    0.03             0.01
  Net realized and unrealized gain (loss) on investments          1.00            (0.31)
     Net increase (decrease) from investment operations           1.03            (0.30)
Distributions to shareholders:
  From net investment income                                     (0.08)              --
  From net realized gain on investments                          (0.14)              --
  In excess of net investment income                                --            (0.49)
          Total distributions                                    (0.22)           (0.49)
Net asset value, end of period                                  $11.45           $10.64
          Total investment return                                 9.80%           (2.51)%(b)
-------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------
Net assets, end of period (in 000s)                             $  821           $1,241
Ratio of net investment income (loss) to average net assets       0.28%            0.15%(c)
Ratio of operating expenses to average net assets                 0.00%            0.00%(c)
Portfolio turnover rate(d)                                          28%               1%(c)
-------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             AIM GLOBAL TRENDS FUND

                                                            STATEMENT OF
                                                            ADDITIONAL
                                                            INFORMATION

                            ADVISOR CLASS SHARES OF
                             AIM GLOBAL TRENDS FUND

                             (A SERIES PORTFOLIO OF
                               AIM SERIES TRUST)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IT SHOULD BE
    READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED [AUGUST   ,] 1999
                 RELATING TO PROSPECTUS DATED [AUGUST   ,] 1999

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              NO.
                                                              ----
INTRODUCTION................................................
GENERAL INFORMATION ABOUT THE TRUST.........................
INVESTMENT STRATEGIES AND RISKS.............................    5
  Primary Investment Practices of the Fund..................    5
  Other Investment Practices of the Fund....................    6
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................   11
  Introduction..............................................   11
  Special Risks of Options, Futures and Currency
     Strategies.............................................   11
  Writing Call Options......................................   12
  Writing Put Options.......................................   13
  Purchasing Put Options....................................   13
  Purchasing Call Options...................................   13
  Index Options.............................................   14
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................   15
  Options on Futures Contracts..............................   17
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................   17
  Forward Contracts.........................................   17
  Foreign Currency Strategies -- Special Considerations.....   18
  Cover.....................................................   19
ADDITIONAL RISK FACTORS.....................................   19
  Debt Securities...........................................   21
  Investing in Smaller Companies............................   22
  Illiquid Securities.......................................   22
  Foreign Securities........................................   23
INVESTMENT LIMITATIONS......................................   26
  Investment Limitations of the Fund........................   26
EXECUTION OF PORTFOLIO TRANSACTIONS.........................   27
MANAGEMENT..................................................   29
  Trustees and Executive Officers...........................   29
  Management Services Relating to the Fund..................   30
  Expenses of the Fund......................................
  Distribution Services Relating to the Fund................   31
HOW TO PURCHASE AND REDEEM SHARES...........................   31
  Backup Withholding........................................   32
NET ASSET VALUE DETERMINATION...............................   33

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                                                              PAGE
                                                              NO.
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   33
  Reinvestment of Dividends and Distributions...............   33
  Tax Matters...............................................   33
  Taxation of the Fund......................................   34
  Reinstatement Privilege...................................   34
  Taxation of Certain Investment Activities.................   34
  Taxation of the Fund's Shareholders.......................   34
SHAREHOLDER INFORMATION.....................................   36
MISCELLANEOUS INFORMATION...................................   39
  Special Servicing Agreement...............................   39
  Charges for Certain Account Information...................   40
  Custodian and Transfer Agent..............................   40
  Transfer Agency and Accounting Agency Services............   40
  Independent Accountants...................................   40
  Shareholder Liability.....................................   40
  Control Persons and Principal Holders of Securities.......   41
INVESTMENT RESULTS..........................................   41
  Total Return Quotations...................................   41
  Performance Information...................................   42
APPENDIX A..................................................   45
Description of Commercial Paper Ratings.....................   45
Description of Bond Ratings.................................   46
Absence of Rating...........................................   46
FINANCIAL STATEMENTS........................................   FS

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Global Trends Fund, formerly known as GT Global New Dimension Fund, (the "Fund"). The Fund is a diversified series of AIM Series Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. The Fund seeks its investment objective by investing substantially all of its assets in shares in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, and telecommunications and technology. A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Fund.

  The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of a fund being considered for investment. This information is included in a Prospectus (the "Prospectus"), dated August
  , 1999, which relates to the Advisor Class shares of the Fund. Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

  The Trust was previously organized as a Massachusetts business trust named "GT Global Series Trust," which was established on August 26, 1996 and which had one series named "GT Global New Dimension Fund." On May 29, 1998, the Trust was reorganized into a Delaware business trust, which was initially established on May 7, 1998. The Trust currently consists of one series, the Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Advisor Class shares. From time to time the Board of Trustees of the Trust may create new series of shares without the necessity of a vote of the shareholders of the Trust. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to the Fund is that of GT Global New Dimension Fund.

  This Statement of Additional Information relates solely to the Advisor Class shares of the Fund.

  The term "majority of the outstanding shares" of the Trust, of the Fund or of a particular class of the Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, the Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, the Fund or such class.

  Class A, Class B, Class C and Advisor Class shares of the Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of the Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  If any additional series of the Trust are established, on any matter submitted to a vote of shareholders, shares of each series will be voted by its shareholders individually when the matter affects the specific interest of that series only, such as approval of its investment management arrangements. The shares of the Trust's series would be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the Investment Company Act of 1940, as amended ("1940 Act"). Fund shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  Pursuant to the Trust's Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other Fund shares and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Fund shares, when issued, are fully paid and nonassessable.

                        INVESTMENT STRATEGIES AND RISKS

PRIMARY INVESTMENT PRACTICES OF THE FUND

  The following discussion of investment strategies and risks supplements the discussion of investment objective and risks set forth in the Prospectus under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

  The Fund's investment objective is long-term growth of capital. The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. Unless specifically noted, the Fund's investment policies described in the Prospectus and this Statement of Additional Information, are not fundamental policies and may be changed by the Trust's Board of Trustees without shareholder approval.

  In addition to the investment practices described in the Prospectus, the Fund may engage in certain other investment practices, including lending their portfolio securities; purchasing securities on a when-issued or delayed delivery basis; entering into repurchase or reverse repurchase agreements; and borrowing money. There is no assurance that any Fund will achieve its investment objective.

  The Fund invests primarily in six global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, and telecommunications and technology, so the Fund's investment performance is directly related to the investment performance of the companies in those sectors. In particular, each of the sectors is subject to governmental regulation that may have a material effect on the products and services offered by companies in these industries.

Financial Services Industry

  Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

  AIM believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in AIM's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, AIM expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

Infrastructure Industry

  Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in AIM's judgment, constitute services significant to the development of a country's infrastructure.

  AIM believes that a country's infrastructure is one key to the long-term success of that country's economy. AIM believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. AIM believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

  In the developed countries of North America, Europe, Japan and the Pacific Rim, AIM expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

AIM's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

  AIM believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

Natural Resources Industry

  Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in AIM's opinion are significant to the ownership and development of natural resources and other basic commodities.

  AIM believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. AIM believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

  AIM also believes that investments in natural resource companies offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. AIM believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

  AIM has identified four areas in the natural resources industry that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and
(iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

Consumer Products and Services Industry

  Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

  The Fund expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, AIM believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

  AIM also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In AIM's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

Health Care Industry

  Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

  The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

  AIM believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, AIM believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in AIM'S view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

  In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. AIM believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

Telecommunications and Technology Industry

  Examples of telecommunications and technology companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer components, equipment and software equipment; Internet technology; mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

  AIM believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.


  AIM has identified four areas in the telecommunications industry that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.


  SELECTION OF EQUITY INVESTMENTS AND ASSET ALLOCATION. The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Fund, however, is a global industry with significant, growing markets outside of the United States. A sizable proportion of the companies that compromise the industries in which the Fund invests are headquartered outside of the United States.

  For these reasons, AIM believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential return from an investment by the Fund. AIM uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term capital presented by the industry represented in the Fund.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

OTHER INVESTMENT PRACTICE OF THE FUND

  U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality.

  There may be times when, in AIM's opinion, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of the Fund's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares, to provide for ongoing expenses and to satisfy redemptions.

  In certain countries, governmental restrictions and other limitations on investment may affect the Fund's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. AIM is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Fund's Prospectus and Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. The Fund has no present intention of making any significant investment in any country or stock market in which AIM considers the political or economic situation to threaten the Fund with substantial or total loss of its investment in such country or market.

  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of investment companies within the limitations of the 1940 Act. These limitations currently provide that, in general, the Fund may purchase shares of an investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investments in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in AIM's judgment, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

  DEPOSITARY RECEIPTS. The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, its Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  WARRANTS OR RIGHTS. Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

  LENDING OF FUND SECURITIES. For the purpose of realizing additional income, the Fund may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash, U.S. government securities, or certain irrevocable letters of credit at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with the loan of their securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in AIM's judgment, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

  COMMERCIAL BANK OBLIGATIONS. For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

  REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines established by the Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

  The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and it could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such code that would allow the immediate resale of such collateral. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

  BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's securities holdings or other factors cause the ratio of its total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes other than

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

to meet redemptions. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

  The Fund's fundamental investment limitations permit it to borrow money for leveraging purposes. However, the Fund is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the applicable Board. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Fund. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

  The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of securities to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the securities in the future at an agreed upon price, which includes an interest component. The Fund may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will segregate cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time that the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time that the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  SHORT SALES. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

  When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/ dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by it on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, it will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

  No Fund will make a short sale if, after giving effect to the sale, the market value of the securities sold short exceeds 25% of the value of its total assets or its aggregate short sales of the securities of any one issuer exceed the lesser of 2% of its net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange.

  TEMPORARY DEFENSIVE STRATEGIES. The Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may

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invest up to 100% of their total assets in cash and/or high quality debt securities and money market instruments. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.

  In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, the Fund may hold cash and/or may invest in high quality debt instruments and money market instruments. The Fund may hold cash and/or may invest in money market instruments under similar circumstances. Money market instruments in which the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., ("S&P") or P-1 by Moody's Investors Service, Inc. "Moody's" or, if not rated, determined by AIM to be of comparable quality.

  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

  The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with Fund investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may invest in such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such future contracts to hedge against movements in exchange rates.

  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that AIM intends to include in the Fund's holders. The Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holders. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use by the Fund of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

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                             ----------------------

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because AIM projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

        (5) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

  The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, deemed to be attractive investments for the Fund.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in their policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

  The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

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                             AIM GLOBAL TRENDS FUND
                             ----------------------

  The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  The Fund generally would write put options in circumstances where AIM wishes to purchase the underlying security or currency for the Fund's holdings at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

  The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  The Fund may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  The Fund may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill its delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of each purchase.

  The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appear to be liquid secondary markets. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The

                                       14
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                             ----------------------

amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  The Fund may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

  The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical

                                       15
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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September deutschmarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September deutschmarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  The Fund's Futures transactions will be entered into for hedging purposes only, that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contracts and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin

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                             ----------------------

payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that the Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

  The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to its overall investments. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring the Fund to sell a currency, it either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                            ADDITIONAL RISK FACTORS

GENERAL

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. The value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

FINANCIAL SERVICES INDUSTRY

  Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

  The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

  Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

INFRASTRUCTURE INDUSTRY

  The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of the Fund.

  In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.

  Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of the Fund.

NATURAL RESOURCES INDUSTRY

  The Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies.

  Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

  The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

CONSUMER PRODUCTS AND SERVICES INDUSTRY

  The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy, interest rates, and consumer confidence. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result of either of these factors, consumer products and services companies may be subject to increased share price volatility.

  The consumer products and services industry may also be subject to greater government regulation than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

HEALTH CARE INDUSTRY

  Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

TELECOMMUNICATIONS AND TECHNOLOGY INDUSTRY

  Telecommunications and technology industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in those industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications and technology industries are engaged in fierce competition for market share that could result in increased share price volatility.

DEBT SECURITIES

  The value of the debt securities held by the Fund generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by the Fund ordinarily will rise. If market interest rates increase, however, the debt securities owned by the Fund in that market will be likely to decrease in value.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P, and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See Appendix a for a description of the various debt ratings.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features that permit the issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing their portfolio investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  AIM attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

INVESTING IN SMALLER COMPANIES

  While the Fund's holdings normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

ILLIQUID SECURITIES

  The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which it values such securities. See "Investment Limitations of the Fund." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are liquid.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to AIM, in accordance with procedures approved by that Board. AIM takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). AIM monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund. AIM believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises that are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation it would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FOREIGN SECURITIES

  Political, Social and Economic Risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self sufficiency and balance of payments positions. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation or other confiscation by any country, the Fund could lose its entire investment in any such country. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls, and price controls. These factors could have a material effect on foreign companies and could therefore affect the performance of the Fund.

  Religious, Political and Ethnic Stability. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions, and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of its assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in that currency and, therefore, will cause an overall decline in its and its corresponding Feeder Fund's net asset value (as applicable) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to the shareholders thereof. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of distributions, the Fund may be required to liquidate securities if it has insufficient cash in U.S. dollars to meet distribution requirements.

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which is known as the "euro." Each participating country supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may expect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The introduction of the euro presents unique risks and uncertainties, including how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions and could adversely affect the value of securities held by the Fund.

  Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if that Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM will consider such difficulties when determining the allocation of the Fund's assets, although AIM does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

  The Fund may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to (1) determining and monitoring the foreign custodian's financial strength, reputation and standing, (2) maintaining appropriate safeguards concerning the Fund's investments, and (3) possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. The Fund's net investment income from securities of its foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Dividends, Distributions and Tax Matters."

  Concentration. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.

  Special Considerations Affecting Russia and Eastern European
Countries.Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the United States, both factors which tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Many investments in emerging markets are considered speculative and therefore may offer greater return potential, but have significantly greater risk. Investing in the securities of companies in emerging markets may

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             INVESTMENT LIMITATIONS

INVESTMENT LIMITATIONS OF THE FUND

  The following fundamental limitations of the Fund cannot be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

  1. The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

  2. The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investment in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by government or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

  3. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

  4. The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

  5. The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

  6. The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

  7. The Fund may not make personal loans or loans to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

     debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.


  8. The Fund will not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


  The following investment limitations of the Fund are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

  The Fund will not:

  1. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

  2. Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

  3. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments;

  4. Engage in short sales of securities or maintain a short position, except that the Fund may maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

  5. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. The Fund may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Board, AIM is responsible for the execution of the Fund's securities transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing transactions, AIM seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Fund, AIM may select broker/dealers to execute that Fund's portfolio transaction, on the basis of the research and brokerage services they provide to AIM for its use in managing that Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under investment management and administration contracts. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Fund and its other clients and that the total commissions paid by that Fund will be reasonable in relation to the benefits it receives over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as custodian fees.

  Investment decisions for the Fund and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Fund and the other portfolios for which AIM serves as investment manager or administrator in selecting broker/ dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other portfolios.

  The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.

  The Fund does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. Each Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Fund from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Fund follows procedures adopted by the Boards of Directors/ Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

PORTFOLIO TURNOVER

  Although the Fund does not intend generally to trade for short-term profits, the securities held by the Fund will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders.

  Prior to August   , 1999, the Fund invested substantially all of its assets in the AIM Theme Funds and periodically rebalanced its investments among those funds. For the fiscal year ended December 31, 1998 and the period of September 15, 1997 through December 31, 1997, the portfolio turnover rates were 28% and 1%, respectively.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                                   MANAGEMENT

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                               POSITIONS HELD WITH
NAME, ADDRESS AND AGE -----  REGISTRANT -------------   PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
*ROBERT H. GRAHAM, (52)      Trustee, Chairman of the   Director, President and Chief Executive Officer,
                             Board and President        A I M Management Group Inc.; Director and President,
                                                        A I M Advisors, Inc.; Director and Senior Vice
                                                        President, A I M Capital Management, Inc., A I M
                                                        Distributors, Inc., A I M Fund Services, Inc. and
                                                        Fund Management Company; and Director, AMVESCAP PLC.

C. DEREK ANDERSON, (57)      Trustee                    President, Plantagenet Capital Management, LLC (an
  220 Sansome Street                                    investment partnership); Chief Executive Officer,
  Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking
  San Francisco, CA 94104                               firm); Director, Anderson Capital Management, Inc.
                                                        since 1988; Director, PremiumWear, Inc. (formerly
                                                        Munsingwear, Inc.) (a casual apparel company); and
                                                        Director, "R" Homes, Inc. and various other
                                                        companies.

FRANK S. BAYLEY, (59)        Trustee                    Partner, law firm of Baker & McKenzie; and Director
  Two Embarcadero Center                                and Chairman, C.D. Stimson Company (a private
  Suite 2400                                            investment company).
  San Francisco, CA 94111

ARTHUR C. PATTERSON, (55)    Trustee                    Managing Partner of Accel Partners (a venture capital
  428 University Avenue                                 firm); and Director of Viasoft and PageMart, Inc.
  Palo Alto, CA 94301                                   (both public software companies) and several other
                                                        privately held software and communications companies.

RUTH H. QUIGLEY, (64)        Trustee                    Private investor; and President, Quigley Friedlander
  1055 California Street                                & Co., Inc. (a financial advisory services firm) from
  San Francisco, CA 94108                               1984 to 1986.

MELVILLE B. COX, (55)        Vice President             Vice President and Chief Compliance Officer, A I M
                                                        Advisors, Inc., A I M Capital Management, Inc., A I M
                                                        Distributors, Inc., A I M Fund Services, Inc. and
                                                        Fund Management Company.

GARY T. CRUM, (51)           Vice President             Director and President, A I M Capital Management,
                                                        Inc.; Director and Senior Vice President, A I M
                                                        Management Group Inc. and A I M Advisors, Inc.; and
                                                        Director, A I M Distributors, Inc. and AMVESCAP PLC.

CAROL F. RELIHAN, (44)       Vice President             Director, Senior Vice President, General Counsel and
                                                        Secretary, A I M Advisors, Inc.; Senior Vice
                                                        President, General Counsel and Secretary, A I M
                                                        Management Group Inc.; Director, Vice President and
                                                        General Counsel, Fund Management Company; Vice
                                                        President and General Counsel, A I M Fund Services,
                                                        Inc.; and Vice President, A I M Capital Management,
                                                        Inc. and A I M Distributors, Inc.

SAMUEL D. SIRKO, (39)        Vice President and         Assistant General Counsel and Assistant Secretary of
                             Secretary                  A I M Management Group Inc., A I M Capital
                                                        Management, Inc., A I M Distributors, Inc., A I M
                                                        Fund Services, Inc., and Fund Management Company; and
                                                        Vice President, Assistant General Counsel and
                                                        Assistant Secretary of A I M Advisors, Inc.

DANA R. SUTTON, (40)         Vice President and         Vice President and Fund Controller, A I M Advisors,
                             Treasurer                  Inc.; and Assistant Vice President and Assistant
                                                        Treasurer, Fund Management Company.

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any other affiliated company is paid an annual retainer component plus a per-meeting fee component, and reimbursed travel and other expenses incurred in connection with attendance at such meetings.

  For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of AIM or any affiliated company, received total compensation of $7,700, $7,100, $7,400 and $7,700, respectively, from the Trust for their services as Trustees. For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company, received total compensation of $106,850, $90,650, $98,600 and $99,500, respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. As of April 1, 1999, the Trustees and officers and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the Fund.

MANAGEMENT SERVICES RELATING TO THE FUND

  AIM was organized in 1976, and along with its subsidiaries, manages or advises
approximately [     ] investment portfolios encompassing a broad range of
investment objectives.

  AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Fund's principal underwriter, AIM Distributors.

  AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Advisor employs a team approach, taking advantage of its investment resources around the world.

  AIM serves as the Fund's investment manager under an investment management contract between the Fund and AIM ("Master Investment Advisory Agreement," the "Agreement"). As investment manager, AIM makes all investment decisions for the Fund, and, as administrator, administers the Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Fund and provides suitable office space, necessary small office equipment and utilities.

  The Agreement may be renewed with respect to the Fund for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Fund's Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Agreement or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Agreement and the Administration Contract provide that with respect to the Fund, either the Trust or AIM may terminate the either the Agreement of the Contract without penalty upon sixty days' written notice to the other party. The Agreement terminates in the event of its assignment (as defined in the 1940
Act).

  For investment advisory services, the Fund pays AIM fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter. The investment advisory fees paid by the Fund are higher than those paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 2.50% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively, until June 30, 2000.

  AIM may from time to time further waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Tables in the Prospectus may not be terminated without the approval of the Board of Trustees.

  AIM also serves as administrator to the Fund under an administration contract between the Trust and AIM ("Administration Contract").

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

EXPENSES OF THE FUND

  The Fund pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the investment advisory fees discussed above, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Fund and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the service performed and relative applicability to the Fund Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

DISTRIBUTION SERVICES RELATING TO THE FUND

  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM to act as the distributor of the Advisor Class shares of the Fund. The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into select dealer agreements.

  The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or contingent deferred sales charge.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Fund may be purchased appears in the Fund's Prospectus under the headings "Purchasing Shares -- How to Purchase Shares."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Fund for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchanging Shares."

  Information concerning redemption of the Fund's shares is set forth in the Prospectuses under the heading "How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Fund's transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  The Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. A more detailed description of how the Fund's net asset value is calculated appears under the heading "Net Asset Value Determination."

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

        (1) the investor fails to furnish a correct TIN to the Fund, or

        (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

        (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

        (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

        (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of the Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's interests attributable to a class, less all its liabilities attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

  Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in "Shareholder Information -- Dividends and Distributions." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

TAXATION OF THE FUND

  To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

  Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

REINSTATEMENT PRIVILEGE

  For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge. The wash sale rules may also act to defer the loss.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES

  Foreign Taxes. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

  Passive Foreign Investment Companies. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder (effective with respect to the Fund for its taxable year beginning

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

  Options, Futures and Foreign Currency Transactions. The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Fund.

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain -- 20% (10% for non-corporate taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the closed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUND'S SHAREHOLDERS

  Dividends and other distributions declared by the Fund, and payable to shareholders of record as of a date, in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in the Fund's Prospectus under the title "Shareholder Information."

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s).

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  The current prospectus of each of the Advisor Class Funds and current information concerning the operation of the exchange privilege are available through AIM Distributors or through any dealer who has executed an applicable agreement with AIM Distributors. Before exchanging shares, investors should review the prospectuses of the funds whose shares will be acquired through exchange. Exchanges of shares are considered to be sales for federal and state income tax purposes and may result in a taxable gain or loss to a shareholder.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by any of such funds or by AIM Distributors at any time, and to the extent permitted by applicable law, without notice.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Shareholder Information -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

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                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  AIM Distributors and its agents reserve the right at any time (1) to withdraw all or any part of the offering made by the Fund's Prospectus; (2) to reject any purchase or exchange order or to cancel any purchase due to nonpayment of the purchase price; (3) to increase, waive or lower the minimum investment requirements; or (4) to modify any of the terms or conditions of purchase of shares of such fund. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Fund's prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Terms and Conditions of Exchanges."

                           MISCELLANEOUS INFORMATION

SPECIAL SERVICING AGREEMENT

  Subject to the receipt of an exemptive order from the Securities and Exchange Commission, a Special Servicing Agreement (the "Service Agreement") will be entered into among AIM, the Fund, AFS and the Trust. The Service Agreement will provide that, if the officers of the Fund, at the direction of the Trust's Board of Trustees, determine that the aggregate expenses of the Fund are less than the estimated savings to the Fund from the operation of the Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. The Fund will not bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Fund and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in the Fund.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Trust and/or the Fund may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Trust's failure to distribute all of its income and gains, its failure to qualify as a RIC under the Code, or failure to timely file any required tax returns or other filings. Amounts not payable pursuant to the Service Agreement will be paid by the Fund.

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


CUSTODIAN




  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Trust to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998.


  Pursuant to the Master Administrative Services Agreement, AIM serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31,
1997, 1998 and 1999, the Fund paid fees of        ,        and        ,
respectively.



INDEPENDENT ACCOUNTANTS


  The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Trust's equity securities as of August 1, 1999, and the percentage of the outstanding shares held by such holders are set forth below:

                                                               PERCENT
                                                               OWNED OF
NAME AND ADDRESS OF OWNER                                      RECORD*
-------------------------                                      --------
CLASS C
ITC Cust IRA FBO............................................     6.52%
Edward Clark
2198 Lake Marie Drive
Santa Maria, CA 93455

ITC Cust FBO................................................     6.38%
Brian E. Crist Roth IRA CONV
PO Box 1380
Arroyo Grande, CA 93421-1360

ITC Cust Rollover IRA FBO...................................     5.42%
Charlene Breit
1411 Stockton St
Santa Maria, CA 93455-4460

ADVISOR CLASS
LGT Asset Management 401(k) Plan............................    82.68%
Judy Creel, Arthur Sprague, or Robert Alley TTEES
11 Greenway Plaza Suite 100
Houston, TX 77046-1173

LGT Asset Management 401(k) Plan............................    12.68%
Judy Creel, Arthur Sprague, or
Robert Alley TTEES

Attn: Debbie Nettles A/C 5000201000
11 Greenway Plaza Suite 100
Houston, TX 77046-1173

---------------

 * The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:

                                 P(1+T)(n)=ERV

Where  P     =    a hypothetical initial payment of $1,000.
       T     =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
       n     =    number of years.
       ERV   =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods fractional (or
                  portion of such period).

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                 P(1+U)(n)=ERV

Where  P     =    a hypothetical initial payment of $1,000.
       U     =    average annual total return assuming payment of only a
                  stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
       n     =    number of years.
       ERV   =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  Cumulative total return across a stated period may be calculated as follows:

                                 P(1+V)(n)=ERV

Where  P     =    a hypothetical initial payment of $1,000.
       V     =    cumulative total return assuming payment of all of, a stated
                  portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
       n     =    number of years.
       ERV   =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The cumulative total return for Advisor Class shares of the Fund for the periods shown were:

  PERIODS ENDED
DECEMBER 31, 1998
-----------------
  One year..................................................  9.80%
  Since inception...........................................  7.04%

  The inception date for Advisor Class shares of the Fund is September 15, 1997.

PERFORMANCE INFORMATION

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

  The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS AND THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Total return and yield figures for the Fund are neither fixed nor guaranteed, and the Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of the Fund's performance for any period in the

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

future. Performance is a function of a number of factors which can be expected to fluctuate. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. Such publications or media entities may include the following, among others:

Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
CNBC
CNN
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial Services Week
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Insurance Forum
Institutional Investor
Insurance Week
Investor's Daily
Journal of the American
Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
PBS
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post

  The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, or compare the Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services (data and mutual fund rankings and comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings
  and comparisons)
Moody's Investors Service (publications)
Morgan Stanley Capital International All
Country (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund
  rankings and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
Index-Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope

  The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

10-year Treasuries
30-year Treasuries
30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include reference to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

  From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                                   APPENDIX A

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's Investors Service, Inc. ("Moody's") employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree. A
 -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating. CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating. CC
 -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. C1 -- Reserved for income bonds on which no interest is being paid. D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                          DESCRIPTION OF BOND RATINGS

  Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories: Aaa
 -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

                              FINANCIAL STATEMENTS

                                       FS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of AIM Global Trends Fund (formerly AIM New Dimension Fund and prior to that GT Global New Dimension Fund) and Board of Trustees of AIM Series Trust (formerly GT Global Series Trust):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Trends Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                      PRICEWATERHOUSECOOPERS LLP

BOSTON, MASSACHUSETTS
FEBRUARY 19, 1999

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                          ADVISOR
                                                                           CLASS        VALUE        % OF NET
AIM GLOBAL THEME FUNDS                                                    SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
  AIM Global Consumer Products and Services Fund .....................      560,525  $ 14,680,148       33.0
  AIM Global Financial Services Fund .................................      476,746     9,453,864       21.3
  AIM Global Infrastructure Fund .....................................      474,400     7,040,101       15.8
  AIM Global Health Care Fund ........................................      212,889     5,126,361       11.5
  AIM Global Resources Fund ..........................................      384,299     4,265,717        9.6
  AIM Global Telecommunications Fund .................................      216,883     4,157,651        9.4
                                                                                     ------------      -----

TOTAL THEME FUND INVESTMENTS (cost $43,425,392) ......................                 44,723,842      100.6
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $43,425,392)  * ..............................                 44,723,842      100.6
Other Assets and Liabilities .........................................                   (276,719)      (0.6)
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 44,447,123      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

          * For Federal income tax purposes, cost is $44,126,685 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,594,572
                 Unrealized depreciation:            (1,997,415)
                                                  -------------
                 Net unrealized appreciation:     $     597,157
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

--------------------------------------------------------------------------------

Assets:
  Investments at value (cost $43,425,392) (Note 1)..................................................  $44,723,842
  Receivable for Fund shares sold...................................................................      64,727
                                                                                                      ----------
    Total assets....................................................................................  44,788,569
                                                                                                      ----------
Liabilities:
  Payable for Fund shares repurchased...............................................................     251,784
  Payable for service and distribution expenses (Note 2)............................................      89,662
                                                                                                      ----------
    Total liabilities...............................................................................     341,446
                                                                                                      ----------
Net assets..........................................................................................  $44,447,123
                                                                                                      ----------
                                                                                                      ----------
Class A:
Net asset value and redemption price per share ($17,821,706 DIVIDED BY 1,555,460 shares
 outstanding).......................................................................................  $    11.46
                                                                                                      ----------
                                                                                                      ----------
Maximum offering price per share (100/95.25 of $11.46) *............................................  $    12.03
                                                                                                      ----------
                                                                                                      ----------
Class B:+
Net asset value and offering price per share ($25,555,015 DIVIDED BY 2,240,410 shares
 outstanding).......................................................................................  $    11.41
                                                                                                      ----------
                                                                                                      ----------
Class C:+
Net asset value and offering price per share ($249,327 DIVIDED BY 21,865 shares outstanding)........  $    11.40
                                                                                                      ----------
                                                                                                      ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($821,075 DIVIDED BY
 71,690 shares outstanding).........................................................................  $    11.45
                                                                                                      ----------
                                                                                                      ----------
Net assets consist of:
  Paid in capital (Note 4)..........................................................................  $44,578,806
  Undistributed net investment income...............................................................       2,313
  Accumulated net realized loss on investments......................................................  (1,432,446)
  Net unrealized appreciation of investments........................................................   1,298,450
                                                                                                      ----------
Total -- representing net assets applicable to capital shares outstanding...........................  $44,447,123
                                                                                                      ----------
                                                                                                      ----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1998

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income............................................................................  $  131,152
  Interest income............................................................................       3,454
                                                                                               ----------
    Total investment income..................................................................     134,606
                                                                                               ----------
Expenses:
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   98,572
    Class B......................................................................     258,946
    Class C......................................................................       2,080     359,598
                                                                                   ----------
  Other expenses.............................................................................       1,921
                                                                                               ----------
  Total expenses.............................................................................     361,519
                                                                                               ----------
Net investment loss..........................................................................    (226,913)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized loss on investments...............................................  (1,998,812)
  Capital gain distributions received............................................     836,396
                                                                                   ----------
    Net realized loss during the year........................................................  (1,162,416)
    Net unrealized appreciation during the year..............................................   4,092,846
                                                                                               ----------
Net realized and unrealized gain on investments..............................................   2,930,430
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $2,703,517
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                            SEPTEMBER 15,
                                                                                                 1997
                                                                                            (COMMENCEMENT
                                                                                                  OF
                                                                              YEAR ENDED    OPERATIONS) TO
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 1998            1997
                                                                             -------------  --------------
Increase in net assets
Operations:
  Net investment loss......................................................   $  (226,913)   $    (31,440)
  Net realized gain (loss) on investments..................................    (1,162,416)      1,983,653
  Net change in unrealized appreciation (depreciation) of investments......     4,092,846      (2,794,396)
                                                                             -------------  --------------
    Net increase (decrease) in net assets resulting from operations........     2,703,517        (842,183)
                                                                             -------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (26,011)             --
  From net realized gain on investments....................................      (219,151)             --
  In excess of net investment income.......................................            --        (583,714)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................            --              --
  From net realized gain on investments....................................      (311,471)             --
  In excess of net investment income.......................................            --        (781,183)
Class C:+
Distributions to shareholders: (Note 1)
  From net investment income...............................................            --             N/A
  From net realized gain on investments....................................        (2,998)            N/A
  In excess of net investment income.......................................            --             N/A
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (5,762)             --
  From net realized gain on investments....................................        (9,683)             --
  In excess of net investment income.......................................            --         (53,046)
                                                                             -------------  --------------
    Total distributions....................................................      (575,076)     (1,417,943)
                                                                             -------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................    26,507,554      41,029,628
  Decrease from capital shares repurchased.................................   (19,757,886)     (3,300,488)
                                                                             -------------  --------------
    Net increase from capital share transactions...........................     6,749,668      37,729,140
                                                                             -------------  --------------
Total increase in net assets...............................................     8,878,109      35,469,014
Net assets:
  Beginning of year........................................................    35,569,014         100,000
                                                                             -------------  --------------
  End of year *............................................................   $44,447,123    $ 35,569,014
                                                                             -------------  --------------
                                                                             -------------  --------------
 *Includes undistributed/accumulated net investment income (loss)..........   $     2,313    $     28,710
                                                                             -------------  --------------
                                                                             -------------  --------------

--------------
   + Commencing January 1, 1998, the Fund began offering Class C shares.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                        CLASS A                               CLASS B
                                          ------------------------------------  ------------------------------------
                                                          SEPTEMBER 15, 1997                    SEPTEMBER 15, 1997
                                                             (COMMENCEMENT                         (COMMENCEMENT
                                           YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                          DECEMBER 31,   TO DECEMBER 31, 1997   DECEMBER 31,   TO DECEMBER 31, 1997
                                            1998  (d)             (d)             1998  (d)             (d)
                                          -------------  ---------------------  -------------  ---------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   10.63          $   11.43          $   10.62          $   11.43
                                          -------------       ----------        -------------       ----------
Income from investment operations:
  Net investment income (loss)..........        (0.02)             (0.01)             (0.07)             (0.02)
  Net realized and unrealized gain
   (loss) on investments................         1.01              (0.31)              1.00              (0.32)
                                          -------------       ----------        -------------       ----------
    Net increase (decrease) from
     investment operations..............         0.99              (0.32)              0.93              (0.34)
                                          -------------       ----------        -------------       ----------
Distributions to shareholders:
  From net investment income............        (0.02)                --                 --                 --
  From net realized gain on
   investments..........................        (0.14)                --              (0.14)                --
  In excess of net investment income....           --              (0.48)                --              (0.47)
                                          -------------       ----------        -------------       ----------
    Total distributions.................        (0.16)             (0.48)             (0.14)             (0.47)
                                          -------------       ----------        -------------       ----------
Net asset value, end of period..........    $   11.46          $   10.63          $   11.41          $   10.62
                                          -------------       ----------        -------------       ----------
                                          -------------       ----------        -------------       ----------

Total investment return (c).............         9.37%             (2.68)% (b)         8.83%             (2.83)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  17,822          $  15,145          $  25,555          $  19,184
Ratio of net investment income (loss) to
 average net assets.....................        (0.21)%            (0.35)% (a)        (0.71)%            (0.85)% (a)
Ratio of operating expenses to average
 net assets (Note 2)....................         0.50%              0.50% (a)          1.00%              1.00% (a)
Portfolio turnover rate++...............           28%                 1% (a)            28%                 1% (a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing January 1, 1998, the Fund began offering Class C shares. ++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                    ADVISOR CLASS
                                                         ------------------------------------
                                            CLASS C+                     SEPTEMBER 15, 1997
                                          -------------                     (COMMENCEMENT
                                           YEAR ENDED     YEAR ENDED       OF OPERATIONS)
                                          DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31, 1997
                                            1998  (d)      1998  (d)             (d)
                                          -------------  -------------  ---------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   10.62      $   10.64          $   11.43
                                          -------------  -------------       ----------
Income from investment operations:
  Net investment income (loss)..........        (0.08)          0.03               0.01
  Net realized and unrealized gain
   (loss) on investments................         1.00           1.00              (0.31)
                                          -------------  -------------       ----------
    Net increase (decrease) from
     investment operations..............         0.92           1.03              (0.30)
                                          -------------  -------------       ----------
Distributions to shareholders:
  From net investment income............           --          (0.08)                --
  From net realized gain on
   investments..........................        (0.14)         (0.14)                --
  In excess of net investment income....           --             --              (0.49)
                                          -------------  -------------       ----------
    Total distributions.................        (0.14)         (0.22)             (0.49)
                                          -------------  -------------       ----------
Net asset value, end of period..........    $   11.40      $   11.45          $   10.64
                                          -------------  -------------       ----------
                                          -------------  -------------       ----------

Total investment return (c).............         8.94%          9.80%             (2.51)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     249      $     821          $   1,241
Ratio of net investment income (loss) to
 average net assets.....................        (0.71)%         0.28%              0.15% (a)
Ratio of operating expenses to average
 net assets (Note 2)....................         1.00%          0.00%              0.00% (a)
Portfolio turnover rate++...............           28%            28%                 1% (a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing January 1, 1998, the Fund began offering Class C shares. ++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1998

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
AIM Global Trends Fund (the "Fund"), formerly AIM New Dimension Fund and prior to that GT Global New Dimension Fund is a diversified series of AIM Series Trust (the "Trust"), formerly GT Global Series Trust. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund invests substantially all of its assets in Advisor Class shares of the AIM theme mutual funds: AIM Global Consumer Products and Services Fund; AIM Global Financial Services Fund; AIM Global Health Care Fund; AIM Global Infrastructure Fund; AIM Global Resources Fund; and AIM Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

The Fund offers Class A, Class B, Class C, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A, Class B, and Class C, each have exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses of the Fund are allocated on a pro rata basis to each Class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of, and completes orders, to purchase exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments of the Fund are valued based on the closing net asset value of Advisor Class shares of each Underlying Theme Funds on the day of valuation, and Short-term investments with a maturity of 60 days or less are valued at amortized cost.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(C) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $731,153 which expires in 2006.

(D) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2. RELATED PARTIES
A I M Advisors, Inc. (the "Manager"), an indirectly wholly owned subsidiary of AMVESCAP PLC, is the Fund's investment manager and administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. Also, as of the close of business May 29, 1998, A I M Distributors, Inc. ("AIM Distributors"), a wholly-owned subsidiary of the Manager, became the Fund's distributor, and the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. Finally, as of the close of business on September 4, 1998, A I M Fund Services, Inc. ("AFS"), an affiliate of the Manager and AIM Distributors, replaced GT Global Investor Services, Inc. ("GT Services") as the transfer agent of the Fund.

AIM Distributors serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1998, AIM Distributors retained $5,203 of such sales charges. Purchases of Class A shares exceeding $1,000,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. There were no CDSC's collected for Class A for the year ended December 31,1998. In addition, AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1998, AIM Distributors collected such CDSCs in the amount of $77,258. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges. When Class C shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class C shares made within one year of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1998, AIM Distributors collected such CDSCs in the amount of $208. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Class C shares ("Class C"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to that Class B Plan and Class C Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B and Class C shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan and Class C Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees has adopted a Master Distribution Plan applicable to the Fund's Class A and Class C shares (the "Class A and Class C Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A, Class B, and Class C shares of the Funds. Under the Class A and Class C Plan, a Fund compensates AIM Distributors at the annualized rate of 0.50% of the average daily net assets of the Fund's Class A shares and an aggregated amount of 1.00% of the average daily net assets of Class C shares of the Fund. The Fund, pursuant to the Fund's Class B Plan, compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A or Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge.

The Manager is the pricing and accounting agent for the Fund. The Manager will initially assume all costs of the Fund's operation, except for service and distribution fees as described below and non-recurring and extraordinary expenses. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds. Subject to receipt of a pending exemptive order from the Securities and Exchange Commission, the Trust, on behalf of the Fund, will enter into a Special Servicing Agreement ("Agreement") with the Underlying Theme Funds, the Manager and AFS, the transfer agent. If the Board of Trustees of the Underlying Theme Funds makes certain findings, each Underlying Theme Fund will pay certain nondistribution-related expenses of the Fund to the extent such expenses are less than the estimated savings to the Underlying Theme Funds from the operation of the Fund. The Manager and AIM Distributors also voluntarily have undertaken to limit the Underlying Theme Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.50% of the average daily net assets of the Underlying Theme Fund's Advisor Class shares.

Effective as of the close of business September 4, 1998, the Fund, pursuant to a transfer agency and service agreement, has agreed to pay AFS an annualized fee of $24.85 per shareholder accounts that are open during any monthly year (this fee includes all out-of-pocket expenses), and an annualized fee of $0.70 per shareholder account that is closed during any monthly year. Both fees shall be billed by AFS monthly in arrears on a prorated basis of 1/12 of the annualized fee for all such accounts.

For the period January 1, 1998 to September 4, 1998, GT Services, an affiliate of the Manager and AIM Distributors, was the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services received an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services was also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

Subject to the receipt of a pending exemptive order from the Securities and Exchange Commission, the Trust will pay each of its Trustees who is not an employee, officer or director of the Manager or AIM Distributors $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Until such order is received, the Manager pays the trustees such fees.

3. PURCHASES AND SALES
For the year ended December 31, 1998, purchases and sales, other than short-term investments, of the Underlying Theme Funds by the Fund, are as follows:

AIM GLOBAL                                          PURCHASES         SALES
------------------------------------------------  --------------  --------------
Consumer Products and Services Fund.............  $    5,701,863  $    4,562,266
Telecommunications Fund.........................  $    1,828,214       1,193,655
Financial Services Fund.........................  $    3,832,422       2,779,932
Resources Fund..................................  $    3,479,472       1,184,858
Health Care Fund................................  $    2,374,943       1,310,095
Infrastructure Fund.............................  $    3,414,597       1,984,449

4. CAPITAL SHARES
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                               SEPTEMBER 15, 1997
                                                                                                (COMMENCEMENT OF
                                                                      YEAR ENDED                  OPERATIONS)
                                                                  DECEMBER 31, 1998           TO DECEMBER 31, 1997
                                                              --------------------------   --------------------------
CLASS A                                                         SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------  -----------   ------------   -----------   ------------
Shares sold.................................................      952,323   $ 10,681,667     1,560,835   $ 17,768,084
Shares issued in connection with reinvestment of
  distributions ............................................       22,552        245,281        54,891        563,181
                                                              -----------   ------------   -----------   ------------
                                                                  974,875     10,926,948     1,615,726     18,331,265
Shares repurchased .........................................     (843,563)    (9,206,317)     (194,494)    (2,190,806)
                                                              -----------   ------------   -----------   ------------
Net increase ...............................................      131,312   $  1,720,631     1,421,232   $ 16,140,459
                                                              -----------   ------------   -----------   ------------
                                                              -----------   ------------   -----------   ------------

CLASS B
------------------------------------------------------------
Shares sold.................................................    1,302,574   $ 14,551,138     1,832,668   $ 20,681,472
Shares issued in connection with reinvestment of
  distributions ............................................       26,664        289,152        67,039        687,825
CLASS B
------------------------------------------------------------
                                                              -----------   ------------   -----------   ------------
                                                                1,329,238     14,840,290     1,899,707     21,369,297
Shares repurchased .........................................     (894,609)    (9,623,737)      (96,841)    (1,061,266)
                                                              -----------   ------------   -----------   ------------
Net increase ...............................................      434,629   $  5,216,553     1,802,866   $ 20,308,031
                                                              -----------   ------------   -----------   ------------
                                                              -----------   ------------   -----------   ------------
CLASS C
*
------------------------------------------------------------
Shares sold.................................................       35,723   $    397,022            --   $         --
Shares issued in connection with reinvestment of
  distributions ............................................          265          2,876            --             --
                                                              -----------   ------------   -----------   ------------
                                                                   35,988        399,898            --             --
Shares repurchased .........................................      (14,123)      (146,933)           --             --
                                                              -----------   ------------   -----------   ------------
Net increase ...............................................       21,865   $    252,965            --   $         --
                                                              -----------   ------------   -----------   ------------
                                                              -----------   ------------   -----------   ------------
ADVISOR
CLASS
------------------------------------------------------------
Shares sold.................................................      29,946   $    324,974      113,102   $  1,276,664
Shares issued in connection with reinvestment of
  distributions ............................................       1,418         15,444        5,102         52,402
                                                              ----------   ------------   ----------   ------------
                                                                  31,364        340,418      118,204      1,329,066
Shares repurchased .........................................     (76,261)      (780,899)      (4,533)       (48,416)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease) ....................................     (44,897)  $   (440,481)     113,671   $  1,280,650
                                                              ----------   ------------   ----------   ------------
                                                              ----------   ------------   ----------   ------------

----------------
* The Fund began offering Class C shares on January 1, 1998.

----------------
FEDERAL TAX INFORMATION (UNAUDITED):

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $543,303 as a capital gain dividend for the fiscal year ended December 31, 1998.

                                     PART C
                               OTHER INFORMATION

Item 23.            Exhibits

Exhibit
Number                  Description
-------                 -----------
a        (1)     -      Agreement and Declaration of Trust of Registrant dated May 7, 1998, was filed as an
                        Exhibit to Registrant's Post-Effective Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

         (2)     -      First Amendment to Agreement and Declaration of Trust of Registrant was filed as an
                        Exhibit to Registrant's Post-Effective Amendment No. 7 on February 12, 1999, and is
                        hereby incorporated by reference.

b        (1)     -      By-Laws of Registrant dated May 7, 1998, were filed as an Exhibit to Registrant's Post-Effective
                        Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

         (2)     -      Amended and Restated By-Laws of Registrant dated December 10, 1998, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and are hereby incorporated by reference.

c                -      Provisions of instruments defining the rights of holders of Registrant's securities contained in the Agreement and Declaration of Trust Articles II, VI, VII, VIII and IX were filed as an Exhibit to
                        Registrant's Post-Effective Amendment No.4 on July 7, 1998, and are hereby incorporated by reference. Such provisions are also found in Registrant's Amended and Restated By-Laws Articles IV, V, VI, VII and VIII,
                        which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and are
                        hereby incorporated by reference.

d        (1)     -      Form of Master Investment Advisory Agreement with A I M Advisors, Inc. is filed herewith electronically.

         (2)     -      Form of Master Administrative Services Agreement with A I M Advisors, Inc. is filed herewith electronically.

         (3)     -      (a) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement,
                        dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on
                        April 6, 1999, and is hereby incorporated by reference.

                 -      (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities
                        Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to
                        Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 -      (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities
                        Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to
                        Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 -      (d) Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities
                        Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to
                        Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.


                 -      (e) Amendment No. 4, dated January 26, 1999, to Foreign Country Selection and
                        Mandatory Securities Depository Responsibilities Delegation Agreement, dated September
                        9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is
                        hereby incorporated by reference.

                 -      (f) Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory
                        Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is
                        hereby incorporated by reference.

e        (1)     -      Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors,
                        Inc. with respect to Class A and Class C shares was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

         (2)     -      Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors,
                        Inc. with respect to Class B shares was filed as an Exhibit to Registrant's Post-Effective
                        Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

         (3)     -      Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors,
                        Inc. with respect to Advisor Class shares was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

         (4)     -      Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                        February 12, 1999, and is hereby incorporated by reference.

         (5)     -      Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 12, 1999,
                        and is hereby incorporated by reference.

f                -      Agreements Concerning Officers and Director/Trustee Benefits - None.

g        (1)     -      Custodian Agreement, dated June 1, 1998,  between Registrant and State Street Bank and
                        Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on
                        August 26, 1998, and is hereby incorporated by reference.

         (2)     -      Amendment to Custodian Contract, dated January 26, 1999, was filed as an Exhibit to
                        Registrant's Post-Effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

h        (1)     -      Transfer Agency and Service Agreement between Registrant and A I M Fund Services,
                        Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February
                        12, 1999, and is hereby incorporated by reference.

         (2)     -      (i) Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and
                        is hereby incorporated by reference.

                 -      (ii) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services
                        Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 -      (iii) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services
                        Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 -      (iv) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related
                        Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 -      (v) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related
                        Services Agreement, dated December 23, 1994, was filed as an Exhibit to
                        Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and is
                        hereby incorporated by reference.

                 -      (vi) Preferred Registration Technology Escrow Agreement, dated September 10,
                        1997, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6
                        on August 26, 1998, and is hereby incorporated by reference.

                 -      (vii) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services
                        Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

                 -      (viii) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services
                        Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

         (3)     -      Fund Accounting and Pricing Agent Agreement between Registrant and INVESCO (NY),
                        Inc., dated May 29, 1998, was filed as an Exhibit to Registrant's Post-Effective
                        Amendment No. 7 on February 12, 1999.

         (4)     -      Fund Accounting and Pricing Agent Agreement between Registrant and A I M Advisors,
                        Inc., dated June 1, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment
                        No. 8 on April 6, 1999, and is hereby incorporated by reference.


i        (1)     -      Opinion and Consent of Kirkpatrick & Lockhart LLP was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

         (2)     -      Consent of Kirkpatrick & Lockhart LLP was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 8 on April 6, 1999.

         (3)     -      Opinion and Consent of Delaware Counsel was filed as an Exhibit to Registrant's Post-
                        Effective Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

j                -      Consent of PricewaterhouseCoopers LLP was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 8 on April 6, 1999.

k                -      Omitted Financial Statements - None.

l                -      Letter of Investment Intent was filed as an Exhibit to Registrant's Pre-Effective
                        Amendment No. 1 on August 22, 1997, and is hereby incorporated by reference.

m        (1)     -      Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A and
                        C shares was filed as an Exhibit to Registrant's Post-Effective Amendment
                        No. 7 on February 12, 1999, and is hereby incorporated by reference.

         (2)     -      Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                        February 12, 1999, and is hereby incorporated by reference.

         (3)     -      (i) Form of Shareholder Service Agreement to be used in connection with
                        Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 -      (ii) Form of Bank Shareholder Service Agreement to be used in connection with
                        Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 -      (iii) Form of Service Agreement for Bank Trust Department and for Broker to
                        be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999,
                        and is hereby incorporated by reference.

                 -      (iv) Form of Agency Pricing Agreement to be used in connection with
                        Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's
                        Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference

n                -      Financial Data Schedules - None.

o                -      Rule 18f-3 Multiple Class Plan was filed as an Exhibit to Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.



Item 24.         Persons Controlled by or Under Common Control with Registrant


         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

         None.



Item 25.             Indemnification


           State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.


           Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or the Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.

           Article VII, Section 3 of the Registrant's Amended and Restated By-Laws also provides that every person who is, or has been, a Trustee or Officer of the Registrant to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's Amended and Restated ByLaws and other applicable law.

           A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.


           Section 13 of the Master Investment Advisory Agreement between the Registrant and AIM provides that AIM shall not be subject to liability to the Registrant or to the Fund or to any Shareholder of the Fund for any act or omission in the course of, or connected with, rendering services pursuant to the Master Investment Advisory Agreement. The Master Investment Advisory Agreement also provides that AIM shall not be subject to liability for any losses that may be sustained in the purchase, holding or sale of any security, except losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of AIM or any of its officers, directors or employees.


Item 26.             Business and Other Connections of Investment Advisor


           Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

           The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Manager" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.             Principal Underwriters

           (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                    AIM Advisor Funds, Inc.
                    AIM Eastern Europe Fund
                    AIM Equity Funds, Inc. (Retail Classes)
                    AIM Funds Group
                    AIM Growth Series
                    AIM International Funds, Inc.
                    AIM Investment Funds
                    AIM Investment Securities Funds (Retail Class) AIM Special Opportunities Funds
                    AIM Summit Fund, Inc.
                    AIM Tax-Exempt Funds, Inc.
                    AIM Variable Insurance Funds, Inc.
                    GT Global Floating Rate Fund, Inc. -
                       (d/b/a AIM Floating Rate Fund)

           (b)

Name and Principal          Position and Offices                       Position and Offices
Business Address*           with Principal Underwriter                 with Registrant
------------------          --------------------------                 --------------------
Charles T. Bauer            Chairman of the Board of Directors             None

Michael J. Cemo             President & Director                           None

Gary T. Crum                Director                                       Vice President

Robert H. Graham            Senior Vice President & Director               Chairman; President

W. Gary Littlepage          Senior Vice President & Director               None

James L. Salners            Executive Vice President                       None

John Caldwell               Senior Vice President                          None

Marilyn M. Miller           Senior Vice President                          None

Gene L. Needles             Senior Vice President                          None

Gordon J. Sprague           Senior Vice President                          None

Michael C. Vessels          Senior Vice President                          None

B.J. Thompson               First Vice President                           None

James R. Anderson           Vice President                                 None

Mary K. Coleman             Vice President                                 None

Mary A. Corcoran            Vice President                                 None

Melville B. Cox             Vice President & Chief                         Vice President
                            Compliance Officer

Glenda A. Dayton            Vice President                                 None

Sidney M. Dilgren           Vice President                                 None

Tony D. Green               Vice President                                 None

Dawn M. Hawley              Vice President & Treasurer                     None

Ofelia M. Mayo              Vice President, General Counsel                Assistant Secretary
                            & Assistant Secretary

Charles H. Mclaughlin       Vice President                                 None

Ivy B. McLemore             Vice President                                 None



------------------------------------------

      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal          Position and Offices                       Position and Offices
Business Address*           with Principal Underwriter                 with Registrant
------------------          --------------------------                 --------------------
Terri L. Ransdell           Vice President                                 None

Carol F. Relihan            Vice President                                 Vice President

Kamala C. Sachidanandan     Vice President                                 None

Frank V. Serebrin           Vice President                                 None

Christopher T. Simutis      Vice President                                 None

Gary K. Wendler             Vice President                                 None

Norman W. Woodson           Vice President                                 None

David E. Hessel             Assistant Vice President,                      None
                            Assistant Treasurer
                            & Controller

Kathleen J. Pflueger        Secretary                                      Assistant Secretary

Luke P. Beausoleil          Assistant Vice President                       None

Sheila R. Brown             Assistant Vice President                       None

Scott E. Burman             Assistant Vice President                       None

Tisha B. Christopher        Assistant Vice President                       None

Mary C. Mangham             Assistant Vice President                       None

Mary E. Gentempo            Assistant Vice President                       None

Simon R. Hoyle              Assistant Vice President                       None

Rebecca Starling-Klatt      Assistant Vice President                       None

Kathryn A. Jordan           Assistant Vice President                       None

Kim T. McAuliffe            Assistant Vice President                       None

David B. O'Neil             Assistant Vice President                       None

Nicholas D. White           Assistant Vice President                       None

Nancy L. Martin             Assistant General Counsel                      Assistant Secretary
                            & Assistant Secretary


------------------------------------------

      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal          Position and Offices                       Position and Offices
Business Address*           with Principal Underwriter                 with Registrant
------------------          --------------------------                 --------------------
Samuel D. Sirko             Assistant General Counsel                      Vice President & Secretary
                            & Assistant Secretary

P. Michelle Grace           Assistant Secretary                            None

Lisa A. Moss                Assistant Secretary                            None

Stephen I. Winer            Assistant Secretary                            None

------------------------------------------

      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

              (c)       -          Not Applicable

Item 28.        Location of Accounts and Records


           With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


           Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its advisor, A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

           Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29.        Management Services


           Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B disclosing parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

           None.


Item 30.        Undertakings

           None.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 24th day of June, 1999.


                                   REGISTRANT:  AIM SERIES TRUST


                                           By: /s/ ROBERT H. GRAHAM
                                              ---------------------------------
                                                   Robert H. Graham, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


     SIGNATURES                          TITLE                    DATE
     ----------                          -----                    ----
/s/ ROBERT H. GRAHAM         Chairman, Trustee & President     June 24, 1999
-------------------------    (Principal Executive Officer)
 (Robert H. Graham)

/s/ C. DEREK ANDERSON                   Trustee                June 24, 1999
-------------------------
 (C. Derek Anderson)

/s/ FRANK S. BAYLEY                     Trustee                June 24, 1999
-------------------------
  (Frank S. Bayley)

/s/ ARTHUR C. PATTERSON                 Trustee                June 24, 1999
-------------------------
(Arthur C. Patterson)

 /s/ RUTH H. QUIGLEY                    Trustee                June 24, 1999
-------------------------
  (Ruth H. Quigley)


 /s/ DANA R. SUTTON                 Vice President &           June 24, 1999
-------------------------               Treasurer
  (Dana R. Sutton)

                               INDEX TO EXHIBITS

                                AIM SERIES TRUST



Exhibit
Number                  Description
-------                 -----------
 (d)(1)                Form of Master Investment Advisory Agreement

 (d)(2)                Form of Master Administrative Services Agreement



